UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5718

Dreyfus Treasury Prime Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	7/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	50
Statements of Operations	53
Statements of Changes in Net Assets	55
Financial Highlights	60
Notes to Financial Statements	71
Information About the Renewal
of Each Fund’s Management Agreement	80

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholders:

This semiannual report for the Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2015. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.04	0.04
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Agency Shares	0.01	0.01
Dreyfus Government
Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency
Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Service Shares	0.01	0.01
Select Shares	0.01	0.01
Agency Shares	0.01	0.01
Premier Shares	0.01	0.01
Dreyfus Treasury Prime
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

U.S. Economic Recovery Back on Track after Soft Patch

The reporting period began in the midst of a sustained domestic economic recovery. Signs of economic progress continued in February 2015, when the unemployment rate dipped to 5.5% and 266,000 jobs were created across a variety of industries. Wages and personal incomes moved higher, while energy prices began to rebound from previously depressed levels. Yet, the month also saw some troubling economic indicators, as exports and orders for durable goods weakened, and retail sales proved disappointing.

March brought less favorable news when job creation moderated to 119,000 positions and the unemployment rate was unchanged. Moreover, an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half-year high. In contrast, average hourly wages rose 0.3% during the month, helping to push the personal savings rate to its highest level in more than two years.The U.S. economy sputtered for the first quarter of 2015 overall, posting a 0.6% annualized GDP growth rate.

The recovery regained momentum in April. The unemployment rate slid to 5.4%, 187,000 new jobs were created, and average hourly earnings advanced modestly, lending credence to the Federal Reserve Board (the “Fed”)’s comments that the winter soft patch would be transitory. The housing market also showed renewed signs of life when housing starts surged and permit issuance for new construction climbed above year-ago levels. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and the impact of lower commodity prices on mining output.

The rebound gained additional ground in May, as employers created an estimated 260,000 jobs and hourly wages in the private sector rose 0.3%. The unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates

The Funds 3

LETTER TO SHAREHOLDERS (continued)

enabled the U.S. trade deficit to shrink significantly during the month, and retail sales posted robust gains. Fuel prices continued to rebound, sending the inflation rate higher, but energy prices remained well below year-ago levels.

Sentiment in the financial markets deteriorated in June in the midst of uncertainty regarding a debt crisis in Greece, but the U.S. economy continued to gain traction. 231,000 new jobs were added during the month, while the unemployment rate fell to a multi-year low of 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income.The U.S. economy grew at an estimated 2.3% annualized rate over the second quarter of the year.

July brought more good economic news when 215,000 jobs were added and the unemployment rate stayed steady as workers reentered the labor force. Average hourly wages increased compared to the previous month, as did retail and food service sales. Meanwhile, both the manufacturing and service sectors of the economy continued to expand.

Fed Expected to Raise Rates Gradually

At its June meeting, the Fed reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Therefore, while many analysts expect the first in a series of rate hikes later this year, perhaps as early as the Fed’s September meeting, those increases are likely to be modest and gradual.

Until it becomes clearer that higher short-term rates are imminent, we intend to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages. Of course, we are prepared to adjust our strategies quickly as market conditions change. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO

SHAREHOLDERS

Dear Shareholder:

We are pleased to present the semiannual report for the Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2015, these tax-exempt money market funds achieved the following annualized yields and annualized effective yields:1,2

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Municipal Cash
Management Plus
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus New York Municipal
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus Tax Exempt
Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Classic Shares	0.00	0.00

Long-term interest rates encountered heightened volatility over the reporting period, but short-term interest rates stayed steady near historical lows. Consequently, yields of tax-exempt money market instruments remained near zero percent.

U.S. Economic Recovery Back on Track After Soft Patch

The reporting period began in the midst of a sustained domestic economic recovery. Although long-term interest rates typically rise in a growing economy, bond yields declined in early 2015 due to a supply-and-demand imbalance when global investors flocked to U.S. Treasury securities. This trend soon began to reverse as investor demand normalized, and longer-term interest rates drifted higher.

The economic recovery stumbled during the winter of 2015 due to unusually harsh weather and a strengthening U.S. dollar, but growth reaccelerated in the spring as labor markets resumed their gains, housing markets strengthened, oil prices rebounded, and currency exchange rates stabilized. Longer-term interest rates moved steadily higher through the reporting period’s end, but short-term interest rates remained relatively steady as the Federal Reserve Board (the “Fed”) maintained the overnight federal funds rate in a range between 0% and 0.25%.

Issuance continues to be the main driver in the short-term municipal market keeping yields anchored at record lows. Short-term issuance is below 2014’s levels, as the need for short-term financing has diminished and tax receipts continue to remain strong and have supported better financial conditions for many municipalities.The outlook for higher yields combined with money market reform has increased the one year note index off of historical lows.This year’s note season has been well received from investors. Robust demand for a limited supply of variable rate demand notes (VRDNs) also kept yields of variable rate instruments near historical lows.

Despite isolated pockets of weakness in Illinois and Puerto Rico, municipal credit quality generally continued to improve. New York has demonstrated above-average resiliency during the recovery, enabling it to participate fully in the national eco-

The Funds 5

LETTER TO SHAREHOLDERS (continued)

nomic rebound.The state has experienced a growing tax revenue stream and low unfunded pension liabilities. California and Texas have also benefited from the national recovery, and cash-flow borrowing by the states was not necessary for the first time in many years. However, we are cautious regarding the fiscal health of municipal water systems that may be stressed by drought-related water restrictions.

Focus on Quality and Liquidity

Careful and well-researched credit selection has remained key to the funds’ management. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. More specifically, we have identified stable credits meeting our investment criteria among state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers. In light of relatively narrow yield differences along the market’s maturity spectrum, we have continued to maintain the funds’ weighted average maturities in a range that is consistent with industry averages.

Fed Expected to Raise Rates Gradually

At its July meeting, the Fed reiterated, “When the Committee decides to begin to remove policy accommodation, it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2 percent,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.” Therefore, while many analysts expect the first in a series of rate hikes later this year, those increases are likely to be modest and gradual.

We note that the outlook for higher short-term rates, recent money market reforms, and a well-received 2015 note issuance season already have begun to move the one-year note index off historical lows.While we will continue to monitor the market for further evidence of this trend, we continue to believe that an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.
Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2015 to July 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2015

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$ .94	$ 1.14	$ 1.14	$ 1.14	—	—	$ 1.14	—
Ending value
(after expenses)	$ 1,000.20	$ 1,000.00	$ 1,000.00	$ 1,000.00	—	—	$ 1,000.00	—
Annualized
expense ratio (%)	.19	.23	.23	.23	—	—	.23	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ .50	$ .50	$ .50	$ .50	—	—	$ .50	—
Ending value
(after expenses)	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	—	—	$ 1,000.10	—
Annualized
expense ratio (%)	.10	.10	.10	.10	—	—	.10	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ .35	$ .35	$ .35	$ .35	—	—	$ .35	—
Ending value
(after expenses)	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	—	—	$ 1,000.00	—
Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ .40	$ .40	$ .40	$ .40	$ .35	$ .40	$ .40	$ .40
Ending value
(after expenses)	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10	$ 1,000.10
Annualized
expense ratio (%)	.08	.08	.08	.08	.07	.08	.08	.08
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .15	$ .15	$ .20	$ .15	—	—	$ .20	—
Ending value
(after expenses)	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	—	—	$ 1,000.00	—
Annualized
expense ratio (%)	.03	.03	.04	.03	—	—	.04	—

The Funds 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended July 31, 2015
	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ .55	$.55	$ .60	$ .55	$ .55	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	—
Annualized
expense ratio (%)	.11	.11	.12	.11	.11	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ .69	$.64	$ .64	$ .64	—	—
Ending value
(after expenses)	$ 1,000.00	$1,000.00	$ 1,000.00	$ 1,000.00	—	—
Annualized
expense ratio (%)	.14	.13	.13	.13	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ .45	$.45	$ .45	$ .45	—	—
Ending value
(after expenses)	$ 1,000.00	$1,000.00	$ 1,000.00	$ 1,000.00	—	—
Annualized
expense ratio (%)	.09	.09	.09	.09	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .40	$.35	$ .35	$ .35	—	—
Ending value
(after expenses)	$ 1,000.00	$1,000.00	$ 1,000.00	$ 1,000.00	—	—
Annualized
expense ratio (%)	.08	.07	.07	.07	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .55	$.45	$ .50	—	—	$ .50
Ending value
(after expenses)	$ 1,000.00	$1,000.00	$ 1,000.00	—	—	$ 1,000.00
Annualized
expense ratio (%)	.11	.09	.10	—	—	.10

Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2015

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier
Dreyfus Cash
Management
Expenses paid
per $1,000†	$ .95	$ 1.15	$ 1.15	$ 1.15	—	—	$ 1.15	—
Ending value
(after expenses)	$ 1,023.85	$ 1,023.65	$ 1,023.65	$ 1,023.65	—	—	$ 1,023.65	—
Annualized
expense ratio (%)	.19	.23	.23	.23	—	—	.23	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ .50	$ .50	$ .50	$ .50	—	—	.50	—
Ending value
(after expenses)	$ 1,024.30	$ 1,024.30	$ 1,024.30	$ 1,024.30	—	—	1,024.30	—
Annualized
expense ratio (%)	.10	.10	.10	.10	—	—	.10	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ .35	$ .35	$ .35	$ .35	—	—	$ .35	—
Ending value
(after expenses)	$ 1,024.45	$ 1,024.45	$ 1,024.45	$ 1,024.45	—	—	$1,024.45	—
Annualized
expense ratio (%)	.07	.07	.07	.07	—	—	.07	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ .40	$ .40	$ .40	$ .40	$ .35	$ .40	$ .40	$ .40
Ending value
(after expenses)	$ 1,024.40	$ 1,024.40	$ 1,024.40	$ 1,024.40	$ 1,024.45	$ 1,024.40	$ 1,024.40	$ 1,024.40
Annualized
expense ratio (%)	.08	.08	.08	.08	.07	.08	.08	.08
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .15	$ .15	$ .20	$ .15	—	—	$ .20	—
Ending value
(after expenses)	$ 1,024.65	$ 1,024.65	$ 1,024.60	$ 1,024.65	—	—	$ 1,024.60	—
Annualized
expense ratio (%)	.03	.03	.04	.03	—	—	.04	—

The Funds 9

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended July 31, 2015

	Institutional	Investor	Administrative	Participant	Agency	Classic
Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ .55	$ .55	$ .60	$ .55	$ .55	—
Ending value
(after expenses)	$ 1,024.25	$ 1,024.25	$ 1,024.20	$ 1,024.25	$ 1,024.25	—
Annualized
expense ratio (%)	.11	.11	.12	.11	.11	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ .70	$ .65	$ .65	$ .65	—	—
Ending value
(after expenses)	$ 1,024.10	$ 1,024.15	$ 1,024.15	$ 1,024.15	—	—
Annualized
expense ratio (%)	.14	.13	.13	.13	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ .45	$ .45	$ .45	$ .45	—	—
Ending value
(after expenses)	$ 1,024.35	$ 1,024.35	$ 1,024.35	$ 1,024.35	—	—
Annualized
expense ratio (%)	.09	.09	.09	.09	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .40	$ .35	$ .35	$ .35	—	—
Ending value
(after expenses)	$ 1,024.40	$ 1,024.45	$ 1,024.45	$ 1,024.45	—	—
Annualized
expense ratio (%)	.08	.07	.07	.07	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ .55	$ .45	$ .50	—	—	$ .50
Ending value
(after expenses)	$ 1,024.25	$ 1,024.35	$ 1,024.30	—	—	$ 1,024.30
Annualized
expense ratio (%)	.11	.09	.10	—	—	.10

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2015 (Unaudited)

	Principal
Dreyfus Cash Management	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—30.1%
Bank of Montreal (Yankee)
0.27%, 8/7/15	100,000,000	[a]	100,000,000
Bank of Montreal (Yankee)
0.30%, 10/15/15	250,000,000		250,000,000
Bank of Nova Scotia (Yankee)
0.32%, 8/6/15	300,000,000	[a,b]	300,000,000
Credit Suisse New York (Yankee)
0.28%, 10/1/15—10/2/15	1,257,000,000		1,257,000,000
HSBC Bank USA (Yankee)
0.35%—0.36%, 8/5/15—8/6/15	350,000,000	[a]	350,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.26%, 8/14/15	200,000,000	[b]	200,000,000
Mizuho Bank Ltd/NY (Yankee)
0.26%, 8/13/15—9/4/15	800,000,000	[b]	800,000,000
Norinchukin Bank/NY (Yankee)
0.26%—0.28%, 8/25/15—10/26/15	1,000,000,000		1,000,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.28%, 10/22/15	100,000,000		100,000,000
Rabobank Nederland/NY (Yankee)
0.30%—0.32%, 9/9/15—12/11/15	450,000,000		450,000,000
Royal Bank of Canada (Yankee)
0.28%, 8/4/15	250,000,000	[a]	250,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.28%, 10/2/15—10/7/15	1,000,000,000	[b]	1,000,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.25%—0.28%, 8/13/15—10/8/15	600,000,000	[b]	600,000,000
Toronto Dominion Bank NY (Yankee)
0.28%—0.32%, 8/6/15—8/17/15	800,000,000	[a]	800,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	375,000,000		375,000,000
Wells Fargo Bank, NA
0.31%, 10/9/15	350,000,000	[a]	350,000,000
Total Negotiable Bank Certificates of Deposit
(cost $8,182,000,000)			8,182,000,000

Commercial Paper—27.3%
Bank of Nova Scotia
0.33%—0.34%, 8/3/15—9/24/15	300,000,000	[a,b]	300,000,000
Bank of Nova Scotia
0.30%, 10/20/15	500,000,000	[b]	499,666,667

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
BNP Paribas
0.25%—0.26%, 9/1/15—9/15/15	530,000,000		529,858,472
BNZ International Funding Ltd.
0.31%, 8/3/15	100,000,000	[a,b]	100,000,000
Caisse Centrale Desjardins
0.19%, 8/25/15—8/27/15	400,000,000	[b]	399,947,222
Commonwealth Bank of Australia
0.30%, 8/20/15	400,000,000	[a,b]	400,000,000
CPPIB Capital Inc.
0.25%, 9/8/15	115,000,000		114,969,653
DBS Bank Ltd./Singapore
0.28%, 10/8/15	200,000,000	[b]	199,894,222
Erste Abwicklungsanstalt
0.24%—0.27%, 8/27/15—10/9/15	124,000,000	[b]	123,969,460
HSBC Bank PLC
0.32%—0.34%, 8/21/15—8/24/15	735,000,000	[a,b]	735,000,000
ING (US) Funding LLC
0.27%, 10/2/15	440,000,000		439,795,400
JP Morgan Securities LLC (3A3)
0.40%, 11/10/15	100,000,000		99,887,778
JPMorgan Securities LLC (4(2))
0.40%, 8/10/15	75,000,000	[a,b]	75,000,000
Lloyds Bank
0.24%, 9/30/15	500,000,000		499,800,000
PSP Capital Inc.
0.24%, 8/19/15	27,000,000		26,996,760
Rabobank Nederland/NY
0.27%, 8/14/15	800,000,000		799,923,444
State Street Corp.
0.20%, 9/16/15	89,000,000		88,977,256
Sumitomo Mitsui Banking Corp.
0.28%, 10/8/15	100,000,000	[b]	99,947,111
Toyota Motor Credit Corp.
0.27%—0.28%, 8/18/15—9/11/15	410,000,000		409,916,189
United Overseas Bank Ltd.
0.27%—0.29%, 9/22/15—10/7/15	300,000,000	[b]	299,853,056
Westpac Banking Corp.
0.30%, 8/12/15—8/17/15	700,000,000	[a,b]	700,000,000
Westpac Banking Corp.
0.32%, 12/3/15	350,000,000	[b]	349,614,222

	Principal
Dreyfus Cash Management (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
Westpac Securities NZ Ltd.
0.35%, 8/10/15	135,000,000	[a,b]	135,000,000
Total Commercial Paper
(cost $7,428,016,912)			7,428,016,912

Asset-Backed Commercial Paper—4.1%
Collateralized Commercial Paper Program Co., LLC
0.35%—0.42%, 9/8/15—1/5/16	1,000,000,000		998,873,194
Old Line Funding LLC
0.30%, 9/25/15	100,000,000	[b]	99,954,167
Total Asset-Backed Commercial Paper
(cost $1,098,827,361)			1,098,827,361

Time Deposits—30.4%
Canadian Imperial
Bank of Commerce (Grand Cayman)
0.06%, 8/3/15	500,000,000		500,000,000
Credit Agricole (Grand Cayman)
0.11%, 8/3/15	1,000,000,000		1,000,000,000
Credit Industriel et Commercial
(Grand Cayman)
0.08%, 8/3/15	999,000,000		999,000,000
DNB Bank (Grand Cayman)
0.07%, 8/3/15	500,000,000		500,000,000
Lloyds Bank (London)
0.06%, 8/3/15	400,000,000		400,000,000
Natixis New York (Grand Cayman)
0.08%, 8/3/15	1,249,000,000		1,249,000,000
Skandinaviska Enskilda
Banken NY (Grand Cayman)
0.08%, 8/3/15	1,100,000,000		1,100,000,000
Standard Chartered Bank
0.08%, 8/3/15	500,000,000		500,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.06%, 8/3/15	1,000,000,000		1,000,000,000
Swedbank (Grand Cayman)
0.06%, 8/3/15	1,000,000,000		1,000,000,000
Total Time Deposits
(cost $8,248,000,000)			8,248,000,000

The Funds 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements—9.0%
BNP Paribas Prime Brokerage Inc.
0.33%, dated 12/15/14, due 9/4/15 in the amount of $125,003,438
(fully collateralized by Various Common Stocks, value $137,500,095)	125,000,000 [c]	125,000,000
Credit Agricole CIB
0.13%, dated 7/31/15, due 8/3/15 in the amount of $800,008,667
(fully collateralized by $637,052,455 U.S. Treasury Inflation Protected Securities,
0.13%-3.38%, due 1/15/16-4/15/32, value $743,009,294 and $72,990,720
U.S. Treasury Notes, 1.63%, due 7/31/20, value $72,990,720)	800,000,000	800,000,000
Federal Reserve Bank of New York,
0.05%, dated 7/31/15, due 8/3/15 in the amount of $800,003,333
(fully collateralized by $646,700,500 U.S. Treasury Bonds, 3.13%-4.38%,
due 5/15/40-2/15/42, value $800,003,375)	800,000,000	800,000,000
Merrill Lynch & Co. Inc.
0.33%, dated 9/10/14-12/9/14, due 9/4/15 in the amount of $725,019,938
(fully collateralized by Various Common Stocks, value $797,500,129)	725,000,000 [c]	725,000,000
Total Repurchase Agreements
(cost $2,450,000,000)		2,450,000,000

Total Investments (cost $27,406,844,273)	100.9%	27,406,844,273

Liabilities, Less Cash and Receivables	(.9%)	(250,892,992)

Net Assets	100.0%	27,155,951,281

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2015, these securities amounted to $7,417,846,127 or 27.3% of net assets.
c Illiquid security; investment has a put feature and a variable or floating rate.The interest rate shown is the current rate as of July 31, 2015 and changes periodically.The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	86.2	Finance	1.6
Repurchase Agreements	9.0	Asset-Backed/Multi-Seller Programs	.4
Asset-Backed/Banking	3.7		100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—51.9%
Federal Farm Credit Bank:
8/1/15	0.17	280,000,000	[a]	280,001,425
8/6/15	0.19	225,000,000	[a]	224,971,562
8/20/15	0.16	70,000,000	[a]	70,030,253
8/20/15	0.16	180,000,000	[a]	180,093,988
8/26/15	0.13	50,000,000		49,995,486
8/26/15	0.18	100,000,000	[a]	100,075,196
10/7/15	0.12	100,000,000	[a]	100,000,000
11/13/15	0.20	10,000,000		9,994,222
Federal Home Loan Bank:
8/7/15	0.06	140,000,000		139,998,575
8/10/15	0.05	137,570,000		137,568,280
8/19/15	0.14	179,150,000	[a]	179,155,383
8/21/15	0.10	400,000,000		399,997,448
8/21/15	0.14	160,000,000		159,987,822
8/25/15	0.10	350,000,000		349,997,326
8/26/15	0.09	95,000,000		94,994,063
9/9/15	0.09	200,000,000		199,980,500
9/11/15	0.12	400,000,000		399,945,333
9/15/15	0.16	150,000,000		150,006,940
9/17/15	0.08	225,200,000		225,175,174
9/18/15	0.08	41,000,000		40,995,627
9/25/15	0.09	47,500,000		47,493,832
9/25/15	0.17	250,000,000		250,009,798
10/2/15	0.09	100,000,000		99,984,500
10/5/15	0.10	300,000,000		299,945,833
10/15/15	0.24	250,000,000		249,993,535
10/20/15	0.10	250,000,000		249,944,444
10/21/15	0.09	1,020,000,000		1,019,790,469
10/23/15	0.14	69,350,000		69,327,615
10/26/15	0.12	100,000,000		99,994,756
10/28/15	0.14	97,000,000		96,967,990
10/30/15	0.14	191,000,000		190,933,150
11/4/15	0.19	400,000,000		399,987,435
12/4/15	0.16	54,000,000		53,970,469
12/9/15	0.17	125,000,000		124,923,715
12/11/15	0.17	657,250,000		656,836,659
1/15/16	0.20	300,000,000		299,974,252
1/22/16	0.24	200,000,000		199,768,000
3/7/16	0.30	250,000,000		249,543,750
4/15/16	0.30	100,000,000		99,957,865
Federal Home Loan Mortgage Corp.:
8/25/15	0.18	500,000,000	[a,b]	500,000,000
9/11/15	0.17	61,275,000	[b]	61,263,307
11/6/15	0.13	35,000,000	[b]	34,987,362
11/17/15	0.22	30,482,000	[b]	30,888,008
12/17/15	0.15	232,612,000	[b]	232,481,602
Federal National Mortgage Association:
8/3/15	0.04	74,000,000	[b]	73,999,836
8/17/15	0.13	450,000,000	[b]	449,973,556
8/26/15	0.22	361,000,000	[a,b]	360,945,176
9/28/15	0.19	210,062,000	[b]	210,163,253

The Funds 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage Association (continued):
10/21/15	0.19	200,000,000	[a,b]	199,987,511
12/1/15	0.19	100,000,000	[b]	99,937,305
3/14/16	0.28	170,000,000	[b]	169,701,178
Total U.S. Government Agencies
(cost $10,676,640,764)				10,676,640,764

U.S. Treasury Bills—1.3%
8/13/15	0.02	235,000,000		234,998,433
8/20/15	0.03	36,000,000		35,999,430
Total U.S. Treasury Bills
(cost $270,997,863)				270,997,863

U.S. Treasury Notes—1.9%
9/30/15	0.14	30,000,000		30,005,294
10/15/15	0.04	100,000,000		100,042,886
11/30/15	0.12	166,000,000		166,069,571
11/30/15	0.13	100,000,000		100,414,261
Total U.S. Treasury Notes
(cost $396,532,012)				396,532,012

Repurchase Agreements—44.9%
ABN AMRO Bank N.V.
dated 7/31/15, due 8/3/15 in the amount of $80,000,867
(fully collateralized by $14,591,860 U.S. Treasury Bonds, 7.88%, due 2/15/21, value $19,841,747 and $61,104,040 U.S. Treasury
Notes, 1.38%-2.50%, due 7/31/18-5/15/25, value $61,758,263)	0.13	80,000,000		80,000,000
Bank of Nova Scotia
dated 7/31/15, due 8/3/15 in the amount of $140,001,750 (fully collateralized by Cash
$ 22,963,401 , $8,359,696 U.S. Treasury Bills, due 9/17/15-3/31/16, value $8,358,969,
$2,125,085 U.S. Treasury Bonds, 2.75%-8%, due 11/15/16-11/15/44, value $2,537,901,
$13,388,875 U.S. Treasury Inflation Protected Securities, 0.13%-3.63%,
due 4/15/16-4/15/32, value $16,454,605 and $91,655,606 U.S. Treasury Notes,
0.25%-4.63%, due 8/15/15-2/15/24, value $92,025,856)	0.15	140,000,000		140,000,000
Bank of Nova Scotia
dated 7/31/15, due 8/3/15 in the amount of $430,005,733 (fully collateralized by $ 1,792 Federal Farm Credit Bank, 0.82%, due 12/12/17, value $1,785,
$42,269,896 Federal Home Loan Bank, 1%-1.13%, due 6/21/17-3/27/18,
value $42,360,776, $191,773,603 Federal Home Loan Mortgage Corp.,
Mortgage Pools, 1.10%-5%, due 9/10/15-3/1/45, value $174,368,962,
$163,817,772 Federal National Mortgage Association, Mortgage Pools,
0.88%-7.25%, due 10/17/17-8/1/45, value $156,805,821, $44,541,484
Government National Mortgage Association, Mortgage Pools, 3%-5%,
due 7/20/42-9/20/61, value $46,680,856, $1,221,290 U.S. Treasury Bills, due 8/6/15-12/17/15, value $1,220,815, $448 U.S. Treasury Bonds, 2.75%-9.88%, due 11/15/15-11/15/44, value $501, $90 U.S. Treasury Inflation Protected Securities,
2.38%, due 1/15/17, value $110 and $17,172,768 U.S. Treasury Notes, 0.25%-4.63%,
due 8/15/15-11/15/20, value $17,160,382)	0.16	430,000,000		430,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Citigroup Global Markets Holdings Inc.
dated 7/31/15, due 8/3/15 in the amount of $40,000,500
(fully collateralized by $41,414,000 Federal Home Loan Bank,
0%-5.25%, due 10/30/15-6/29/20, value $40,800,455)	0.15	40,000,000	40,000,000
Credit Agricole CIB
dated 7/31/15, due 8/3/15 in the amount of $310,003,358
(fully collateralized by $246,857,826 U.S. Treasury Inflation Protected
Securities, 0.13%-3.38%, due 1/15/16-4/15/32, value $287,916,101
and $28,283,904 U.S. Treasury Notes, 1.63%, due 7/31/20, value $28,283,904)	0.13	310,000,000	310,000,000
Credit Agricole CIB
dated 7/31/15, due 8/3/15 in the amount of $300,003,500
(fully collateralized by $127,698,207 Federal Home Loan Mortgage Corp.,
Mortgage Pools, 2.27%-3.50%, due 12/1/41-7/1/45, value $81,265,356,
$253,395,865 Federal National Mortgage Association, Mortgage Pools,
2.26%-4.50%, due 6/1/25-7/1/45, value $197,066,346 and $41,852,604
Government National Mortgage Association, Mortgage Pools, 3%-4%,
due 10/20/26-1/20/45, value $27,668,298)	0.14	300,000,000	300,000,000
Federal Reserve Bank of New York,
dated 7/31/15, due 8/3/15 in the amount of $4,600,019,167 (fully collateralized by
$1,538,725,900 U.S. Treasury Bonds, 4.25%-4.38%, due 5/15/40-11/15/40,
value $1,957,866,284 and $2,505,944,100 U.S. Treasury Notes, 1.38%-4%,
due 8/15/18-5/15/22, value $2,642,152,883)	0.05	4,600,000,000	4,600,000,000
HSBC USA Inc.
dated 7/31/15, due 8/3/15 in the amount of $315,003,413 (fully collateralized
by $468,583,733 U.S. Treasury Strips, due 2/15/22-5/15/41, value $321,302,464)	0.13	315,000,000	315,000,000
HSBC USA Inc.
dated 7/31/15, due 8/3/15 in the amount of $400,004,667 (fully collateralized by $26,425,000 Federal Home Loan Bank, 0%, due 10/30/15-11/2/15,
value $26,419,913, $50,263,000 Federal Home Loan Mortgage Corp.,
Mortgage Pools, 0.88%-6.25%, due 2/22/17-7/15/32, value $50,513,079,
$39,500,000 Federal National Mortgage Association, Mortgage Pools, 1.88%,
due 2/19/19, value $40,516,152, $99,007,700 U.S. Treasury Bills, due 8/6/15-7/21/16, value $98,932,781, $59,793,000 U.S. Treasury Bonds,
3.63%-4.50%, due 2/15/36-2/15/44, value $69,921,855, $5,620,000
U.S. Treasury Floating Rate Notes, 0.13%, 1/31/17, value $5,623,788,
$5,350,600 U.S. Treasury Inflation Protected Securities, 0.13%-1.75%,
due 4/15/20-2/15/45, value $6,282,675, $107,630,000 U.S. Treasury Notes,
0.50%-4%, due 7/31/16-4/30/22, value $108,898,165 and $1,445,000
U.S. Treasury Strips, due 5/15/30-2/15/44, value $895,838)	0.14	400,000,000	400,000,000
JPMorgan Chase & Co.
dated 7/31/15, due 8/3/15 in the amount of $125,001,667 (fully collateralized by $2,520,067,256 Federal National Mortgage Association, Mortgage Pools,
4.84%-7.04%, due 6/25/27-1/25/45, value $127,500,286)	0.16	125,000,000	125,000,000
Natixis New York Branch
dated 7/31/15, due 8/3/15 in the amount of $1,700,021,250 (fully collateralized by $160,694,243 U.S. Treasury Bonds, 2.50%-8.75%, due 5/15/17-2/15/45,
value $198,179,966, $48,576,863 U.S. Treasury Floating Rate Notes, 0.12%,
due 4/30/16, value $48,595,098, $161,345,428 U.S. Treasury Inflation Protected
Securities, 0.13%-2.38%, due 4/15/16-2/15/45, value $175,259,281 and
$1,304,928,968 U.S. Treasury Notes, 0.50%-3.63%, due 7/31/16-2/15/25,
value $1,311,965,691)	0.15	1,700,000,000	1,700,000,000

The Funds 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Societe Generale
dated 7/31/15, due 8/3/15 in the amount of $250,003,958
(fully collateralized by $15,000,000 Federal Home Loan Bank, 0.70%, due 6/29/18, value $15,036,342, $243,026,855 Federal Home Loan
Mortgage Corp., Mortgage Pools, 1.10%-4.50%, due 10/3/17-12/1/44,
value $42,675,386, $375,078,616 Federal National Mortgage Association,
Mortgage Pools, 1.94%-7%, due 1/1/18-8/1/44, value $67,083,079,
$1,000 Government National Mortgage Association, Mortgage Pools, 3.50%,
due 7/20/45, value $1,045, $170,354,000 Resolution Funding Corp., 0%, due 10/15/19-10/15/29, value $125,697,230, $200 U.S. Treasury Bills, due 8/20/15, value $200, $4,516,500 U.S. Treasury Notes, 0.38%-2.13%, due 1/31/16-1/31/21, value $4,506,697 and $100 U.S. Treasury Strips,
due 5/15/44, value $41)	0.19	250,000,000	250,000,000
TD Securities (USA) LLC
dated 7/31/15, due 8/3/15 in the amount of $560,006,067
(fully collateralized by $2,138,700 U.S. Treasury Floating Rate Notes,
0.10%-0.12%, due 1/31/16-4/30/16, value $2,139,379, $335,461,300
U.S. Treasury Inflation Protected Securities, 0.13%-3.38%,
due 1/15/16-2/15/44, value $384,600,142, $74,950,179
U.S. Treasury Notes, 2.63%-3.63%, due 8/15/19-11/15/20,
value $79,854,778 and $227,761,900 U.S. Treasury Strips,
due 5/15/30-5/15/44, value $104,605,703)	0.13	560,000,000	560,000,000
Total Repurchase Agreements
(cost $9,250,000,000)			9,250,000,000

Total Investments (cost $20,594,170,639)		100.0%	20,594,170,639

Cash and Receivables (Net)		.0%	398,686

Net Assets		100.0%	20,594,569,325

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	44.9	Federal Home Loan Mortgage Corp	4.2
Federal Home Loan Bank	35.2	U.S. Treasury Notes	1.9
Federal National Mortgage Association	7.6	U.S. Treasury Bills	1.3
Federal Farm Credit Bank	4.9		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—62.6%
Federal Farm Credit Bank:
8/4/15	0.04	20,000,000		19,999,933
8/8/15	0.14	50,000,000	[a]	50,000,450
8/10/15	0.07	79,000,000		78,998,618
8/12/15	0.04	75,000,000		74,999,083
8/17/15	0.15	150,000,000	[a]	150,002,891
8/25/15	0.14	100,000,000	[a]	100,000,000
8/28/15	0.07	50,000,000		49,997,375
10/20/15	0.13	40,000,000		39,988,444
11/13/15	0.20	5,000,000		4,997,111
11/20/15	0.20	25,000,000		24,984,583
12/2/15	0.18	22,000,000	[a]	22,001,499
12/21/15	0.25	32,000,000		31,999,641
Federal Home Loan Bank:
8/3/15	0.05	50,000,000		49,999,861
8/11/15	0.06	75,000,000		74,998,750
8/12/15	0.09	19,500,000		19,499,494
8/19/15	0.10	125,000,000		124,993,563
8/21/15	0.05	100,000,000		99,997,222
8/25/15	0.10	50,000,000		49,999,618
8/25/15	0.10	203,300,000		203,298,444
8/28/15	0.07	100,000,000		99,994,750
9/2/15	0.06	205,000,000		204,988,933
9/14/15	0.11	119,600,000		119,596,776
9/18/15	0.06	192,165,000		192,149,433
10/2/15	0.09	100,000,000		99,984,500
10/5/15	0.10	200,000,000		199,963,889
10/15/15	0.11	130,000,000		130,000,696
10/21/15	0.09	100,000,000		99,980,875
11/25/15	0.16	50,000,000		49,975,028
Tennessee Valley Authority
8/18/15	0.06	125,000,000		124,996,730
Total U.S. Government Agencies
(cost $2,592,388,190)				2,592,388,190

U.S. Treasury Bills—28.6%
8/6/15	0.05	112,000,000		111,999,186
8/20/15	0.03	250,000,000		249,996,108
8/27/15	0.06	400,000,000		399,984,111
9/17/15	0.11	50,000,000		49,992,820
9/24/15	0.11	175,000,000		174,971,313
12/3/15	0.06	200,000,000		199,958,667
Total U.S. Treasury Bills
(cost $1,186,902,205)				1,186,902,205

The Funds 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Notes—8.8%
9/15/15	0.04	250,000,000	250,065,164
10/15/15	0.07	16,000,000	16,006,028
10/31/15	0.06	100,000,000	100,047,984
Total U.S. Treasury Notes
(cost $366,119,176)			366,119,176

Total Investments (cost $4,145,409,571)		100.0%	4,145,409,571
Cash and Receivables (Net)		.0%	993,263
Net Assets		100.0%	4,146,402,834

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Federal Home Loan Bank	44.0	U.S. Treasury Notes	8.8
U.S. Treasury Bills	28.6	Tennessee Valley Authority	3.0
Federal Farm Credit Bank	15.6		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

July 31, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—11.6%
8/6/15	0.03	472,000,000	471,998,053
8/13/15	0.02	194,000,000	193,999,030
8/20/15	0.08	1,085,000,000	1,084,954,804
9/3/15	0.00	74,000,000	74,000,000
10/15/15	0.00	70,000,000	70,000,000
11/12/15	0.03	275,000,000	274,974,250
12/3/15	0.06	300,000,000	299,938,000
Total U.S. Treasury Bills
(cost $2,469,864,137)			2,469,864,137

U.S. Treasury Floating Rate Notes—2.8%
8/3/15	0.13	150,000,000	149,955,632
8/3/15	0.13	200,000,000	199,996,951
8/3/15	0.13	250,000,000	249,978,979
Total U.S. Treasury Floating Rate Notes
(cost $599,931,562)			599,931,562

U.S. Treasury Notes—35.2%
8/15/15	0.10	784,000,000	784,050,965
8/15/15	0.16	415,000,000	415,748,217
9/15/15	0.05	392,000,000	392,097,262
9/30/15	0.12	600,000,000	600,127,068
9/30/15	0.12	109,000,000	109,202,063
10/15/15	0.12	100,000,000	100,026,777
10/31/15	0.13	500,000,000	500,148,010
10/31/15	0.13	550,000,000	551,526,757
11/15/15	0.09	140,000,000	141,781,621
11/15/15	0.10	100,000,000	102,822,942
11/15/15	0.14	890,000,000	890,604,574
11/30/15	0.12	467,000,000	467,192,470
11/30/15	0.12	290,000,000	291,202,176
12/15/15	0.13	1,350,000,000	1,350,576,255
1/31/16	0.11	625,000,000	625,816,495
1/31/16	0.18	140,000,000	141,260,583
Total U.S. Treasury Notes
(cost $7,464,184,235)			7,464,184,235

Repurchase Agreements—50.3%
ABN AMRO Bank N.V.
dated 7/31/15, due 8/3/15 in the amount of $86,000,932
(fully collateralized by $15,686,250 U.S. Treasury Bonds, 7.88%, due 2/15/21, value $21,329,877 and $65,686,843 U.S. Treasury Notes,
1.38%-2.50%, due 7/31/18-5/15/25, value $66,390,132)	0.13	86,000,000	86,000,000

The Funds 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
ABN AMRO Bank N.V.
dated 7/31/15, due 8/3/15 in the amount of $1,000,011,667 (fully collateralized by $1,463,602,774 Government National Mortgage Association, Mortgage Pools,
2%-5%, due 4/15/38-4/20/45, value $670,761,088 and $344,382,970
U.S. Treasury Notes, 1.38%-2.75%, due 6/30/18-11/15/24, value $349,238,914)	0.14	1,000,000,000	1,000,000,000
Bank of Nova Scotia
dated 7/31/15, due 8/3/15 in the amount of $300,003,750 (fully collateralized by Cash $49,207,287, $17,913,635 U.S. Treasury Bills, due 9/17/15-3/31/16,
value $17,912,077, $4,553,753 U.S. Treasury Bonds, 2.75%-8%, due 11/15/16-11/15/44, value $5,438,360, $28,690,447 U.S. Treasury
Inflation Protected Securities, 0.13%-3.63%, due 4/15/16-4/15/32,
value $35,259,868 and $196,404,869 U.S. Treasury Notes, 0.25%-4.63%,
due 8/15/15- 2/15/24, value $197,198,262)	0.15	300,000,000	300,000,000
BNP Paribas
dated 7/31/15, due 8/3/15 in the amount of $200,002,333 (fully collateralized by $51,520,000 U.S. Treasury Bills, due 1/7/16, value $51,494,652, $100
U.S. Treasury Bonds, 3.63%, due 2/15/44, value $115, $100 U.S. Treasury
Floating Rate Notes, 0.10%, due 1/31/16, value $100, $34,600 U.S. Treasury
Inflation Protected Securities, 0.75%-1.38%, due 2/15/42-2/15/44, value $33,897,
$90,605,300 U.S. Treasury Notes, 0.38%-4.25%, due 8/15/15-11/30/19,
value $91,084,204 and $105,280,389 U.S. Treasury Strips,
due 2/15/20-2/15/44 value $61,387,124)	0.14	200,000,000	200,000,000
CIBC World Markets PLC
dated 7/31/15, due 8/3/15 in the amount of $100,001,000
(fully collateralized by $101,530,000 U.S. Treasury Notes,
1.50%-2.25%, due 10/31/19-11/15/24, value $102,003,677)	0.12	100,000,000	100,000,000
Citigroup Global Markets Holdings Inc.
dated 7/31/15, due 8/3/15 in the amount of $25,000,292
(fully collateralized by $25,348,000 U.S. Treasury Notes,
0.88%-2.13%, due 11/30/16-8/15/21, value $25,500,003)	0.14	25,000,000	25,000,000
Credit Suisse Securities LLC
dated 7/31/15, due 8/3/15 in the amount of $150,001,875 (fully collateralized by $231,978,185 Government National Mortgage Association, Mortgage Pools,
2.50%-8.50%, due 10/15/17-8/15/56, value $153,001,884)	0.15	150,000,000	150,000,000
Federal Reserve Bank of New York,
dated 7/31/15, due 8/3/15 in the amount of $4,600,019,167 (fully collateralized by $1,121,179,600 U.S. Treasury Bonds, 2.75%-3.75%, due 8/15/41-8/15/42,
value $1,190,206,252 and $3,189,626,900 U.S. Treasury Notes, 1.13%-4%,
due 8/15/18-5/15/21, value $3,409,812,956)	0.05	4,600,000,000	4,600,000,000
JPMorgan Chase & Co.
dated 7/31/15, due 8/3/15 in the amount of $165,001,788
(fully collateralized by $167,965,600 U.S. Treasury Notes,
1.25%, due 10/31/18-10/31/19, value $168,304,537)	0.13	165,000,000	165,000,000
Merrill Lynch & Co. Inc.
dated 7/31/15, due 8/3/15 in the amount of $150,001,625
(fully collateralized by $151,219,700 U.S. Treasury Notes,
2%, due 5/31/21, value $153,000,060)	0.13	150,000,000	150,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Merrill Lynch & Co. Inc.
dated 7/31/15, due 8/3/15 in the amount of $120,001,500
(fully collateralized by $117,154,225 Government National Mortgage
Association, Mortgage Pools, 3.50%, due 7/20/45, value $122,400,001)	0.15	120,000,000	120,000,000
Natixis New York Branch
dated 7/31/15, due 8/3/15 in the amount of $2,300,028,750 (fully collateralized by $217,409,858 U.S. Treasury Bonds, 2.50%-8.75%, due 5/15/17-2/15/45,
value $268,125,837, $65,721,638 U.S. Treasury Floating Rate Notes, 0.12%,
due 4/30/16, value $65,746,309, $218,290,873 U.S. Treasury Inflation Protected
Securities, 0.13%-2.38%, due 4/15/16-2/15/45, value $237,115,498 and
$1,765,492,133 U.S. Treasury Notes, 0.50%-3.63%, due 7/31/16-2/15/25,
value $1,775,012,406)	0.15	2,300,000,000	2,300,000,000
Societe Generale
dated 7/31/15, due 8/3/15 in the amount of $1,000,015,000 (fully collateralized by $321,533,073 Government National Mortgage Association, Mortgage Pools,
2.50%-9%, due 5/20/22-10/20/64, value $226,169,164, $443,728,200
U.S. Treasury Bonds, 3%-8.75%, due 5/15/20-5/15/45, value $469,070,115,
$300,100 U.S. Treasury Inflation Protected Securities, 1.63%-2%,
due 1/15/16-1/15/18, value $356,507, $288,666,700 U.S. Treasury Notes,
0.25%-3.25%, due 9/30/15-2/15/25, value $293,724,566 and $43,143,182
U.S. Treasury Strips, due 2/15/22-5/15/44, value $30,679,658)	0.18	1,000,000,000	1,000,000,000
TD Securities (USA) LLC
dated 7/31/15, due 8/3/15 in the amount of $480,005,200 (fully collateralized by $362,109,900 U.S. Treasury Inflation Protected Securities, 0.13%-2.50%,
due 4/15/17-1/15/29, value $441,606,862, $20,785,300 U.S. Treasury Notes,
2.63%, due 11/15/20, value $21,820,253 and $54,313,100 U.S. Treasury Strips,
due 11/15/39, value $26,172,940)	0.13	480,000,000	480,000,000
Total Repurchase Agreements
(cost $10,676,000,000)			10,676,000,000

Total Investments (cost $21,209,979,934)		99.9%	21,209,979,934

Cash and Receivables (Net)		.1%	17,756,011

Net Assets		100.0%	21,227,735,945

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	50.3	U.S. Treasury Floating Rate Notes	2.8
U.S. Treasury Notes	35.2
U.S. Treasury Bills	11.6		99.9

† Based on net assets.
See notes to financial statements.

The Funds 23

STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)		Value ($)
U.S. Treasury Bills—83.7%
8/6/15	0.01	5,475,000,000		5,474,990,963
8/13/15	0.02	7,377,000,000		7,376,957,169
8/20/15	0.02	2,478,000,000		2,477,973,322
8/27/15	0.03	3,902,000,000		3,901,905,895
9/3/15	0.02	537,000,000		536,992,286
9/10/15	0.04	876,000,000		875,960,061
9/17/15	0.00	100,000,000		100,000,000
9/24/15	0.02	1,010,000,000		1,009,966,235
10/1/15	0.09	1,360,000,000		1,359,804,207
10/8/15	0.02	4,045,000,000		4,044,835,053
10/15/15	0.01	956,000,000		955,974,448
10/22/15	0.09	755,000,000		754,836,728
11/12/15	0.08	128,000,000		127,969,071
11/19/15	0.09	250,000,000		249,935,070
11/27/15	0.08	450,000,000		449,882,000
12/3/15	0.08	800,000,000		799,793,333
12/10/15	0.09	450,000,000		449,852,625
12/17/15	0.10	750,000,000		749,726,875
1/7/16	0.18	200,000,000		199,843,208
1/14/16	0.10	200,000,000		199,912,389
1/28/16	0.14	1,050,000,000		1,049,263,750
Total U.S. Treasury Bills
(cost $33,146,374,688)				33,146,374,688

U.S. Treasury Floating Rate Notes—3.7%
8/3/15	0.10	455,000,000	[a]	455,003,138
8/3/15	0.13	500,000,000	[a]	499,967,030
8/3/15	0.14	500,000,000	[a]	499,971,440
Total U.S. Treasury Floating Rate Notes
(cost $1,454,941,608)				1,454,941,608

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Notes—12.6%
8/15/15	0.01	175,000,000	175,018,244
8/15/15	0.06	176,000,000	176,299,765
9/15/15	0.02	251,000,000	251,070,174
9/30/15	0.02	533,000,000	533,203,432
9/30/15	0.08	480,000,000	480,921,292
10/15/15	0.10	200,000,000	200,060,257
10/31/15	0.03	400,000,000	400,217,638
10/31/15	0.05	930,000,000	932,774,730
11/15/15	0.11	100,000,000	100,076,192
11/30/15	0.11	40,000,000	40,018,445
12/15/15	0.10	500,000,000	500,275,447
1/31/16	0.17	925,000,000	933,365,119
4/30/16	0.25	264,000,000	264,235,447
Total U.S. Treasury Notes
(cost $4,987,536,182)			4,987,536,182

Total Investments (cost $39,588,852,478)		100.0%	39,588,852,478
Cash and Receivables (Net)		.0%	10,780,778
Net Assets		100.0%	39,599,633,256

a	Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	83.7	U.S. Treasury Floating Rate Notes	3.7
U.S. Treasury Notes	12.6		100.0

† Based on net assets.
See notes to financial statements.

The Funds 25

STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments—101.6%
Alabama—.7%
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.05	8/7/15	2,000,000	[a]	2,000,000
Arizona—.5%
Tucson, Senior Lien Street and Highway User Revenue, Refunding	3.00	7/1/16	1,500,000		1,534,897
California—2.4%
Alameda County Industrial Development Authority, Revenue
(Oakland Pallet Company, Inc. Project) (LOC; Comerica Bank)	0.11	8/7/15	1,540,000	[a]	1,540,000
Alameda County Industrial Development Authority, Revenue
(Tool Family Partnership Project) (LOC; Wells Fargo Bank)	0.06	8/7/15	1,296,000	[a]	1,296,000
California Pollution Control Financing Authority, SWDR
(Bay Counties Sunnyvale Materials and Resource
Transfer Station Project) (LOC; Comerica Bank)	0.11	8/7/15	2,205,000	[a]	2,205,000
California Pollution Control Financing Authority, SWDR (Bay Counties
Waste Services, Inc. Project) (LOC; Comerica Bank)	0.11	8/7/15	2,000,000	[a]	2,000,000
Colorado—.6%
Lafayette, Exempla Improvement District, Special Improvement
District Number 02-01, Special Assessment and Improvement
Revenue, Refunding (LOC; Wells Fargo Bank)	0.05	8/7/15	1,725,000	[a]	1,725,000
Connecticut—.2%
Farmington, GO Notes, BAN	2.00	11/18/15	725,000		728,761
Delaware—.1%
Delaware, GO Notes	3.63	3/1/16	300,000		305,825
District of Columbia—1.4%
Metropolitan Washington Airports Authority, Dulles Toll Road
Revenue, CP (LOC; JPMorgan Chase Bank)	0.05	8/6/15	4,000,000		4,000,000
Florida—11.4%
Branch Banking and Trust Co. Municipal Trust (Series 2042)
(Collier County School Board, COP, Refunding (Master Lease-Purchase
Agreement)) (Liquidity Facility; Branch Banking and Trust Co.
and LOC; Branch Banking and Trust Co.)	0.06	8/7/15	4,840,000 [a,b,c]		4,840,000
Branch Banking and Trust Co. Municipal Trust (Series 2057)
(Miami-Dade County, Aviation Revenue (Miami International Airport))
(Liquidity Facility; Branch Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.05	8/7/15	10,040,000 [a,b,c]		10,040,000
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.18	12/10/15	2,000,000		2,000,000
Florida Housing Finance Corporation,
MFMR (Tuscany Lakes Apartments) (LOC; FNMA)	0.06	8/7/15	1,700,000	[a]	1,700,000
Gainesville, Utility System Revenue, CP
(Liquidity Facility; Bayerische Landesbank)	0.14	8/18/15	2,000,000		2,000,000
Jacksonville Electric Authority, Electric System
Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.10	8/13/15	4,800,000		4,800,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Florida (continued)
Jacksonville Electric Authority, Water and Sewer System Subordinated
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.03	8/7/15	3,350,000	[a]	3,350,000
Miami-Dade County, Aviation Revenue (Miami-Dade International
Airport) (Eagle Series 2013-0016) (Liquidity Facility; Citibank NA)	0.05	8/7/15	5,000,000 [a,b,c]		5,000,000
Georgia—2.4%
Municipal Electric Authority of Georgia, Project One Subordinated
Bonds (LOC; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.02	8/7/15	7,000,000	[a]	7,000,000
Illinois—1.6%
Illinois Finance Authority, Revenue (Northwestern Memorial
Hospital) (Liquidity Facility; Northern Trust Company)	0.01	8/3/15	4,700,000	[a]	4,700,000
Indiana—1.5%
Indiana Finance Authority, EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.13	8/7/15	2,225,000	[a]	2,225,000
Indiana University Trustees,
Indiana University Student Fee Revenue	5.00	8/3/15	425,000		425,109
Indianapolis Local Public Improvement Bond Bank, Revenue	1.00	1/1/16	1,675,000		1,680,510
Iowa—1.7%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation
Center Project) (LOC; Bank of America)	0.03	8/7/15	4,085,000	[a]	4,085,000
Orange City, IDR (Vogel Enterprises, Limited Project)
(LOC; U.S. Bank NA)	0.24	8/7/15	800,000	[a]	800,000
Kansas—3.8%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.04	8/7/15	10,000,000	[a]	10,000,000
Wichita, GO Temporary Notes	0.30	10/15/15	1,245,000		1,245,061
Louisiana—3.0%
Ascension Parish, Revenue (BASF Corporation Project)	0.10	8/7/15	1,200,000	[a]	1,200,000
Louisiana, GO Notes, Refunding (Escrowed To Maturity)	5.00	8/3/15	300,000		300,076
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals Project)	0.01	8/3/15	1,300,000	[a]	1,300,000
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals Project)	0.03	8/7/15	6,000,000	[a]	6,000,000
Maryland—2.8%
Maryland, GO Notes (State and Local Facilities Loan)	3.00	8/3/15	675,000		675,099
Maryland, GO Notes (State and Local Facilities Loan)	5.00	3/1/16	2,000,000		2,054,898
Maryland, GO Notes (State and Local Facilities Loan)	3.50	3/15/16	1,610,000		1,642,525
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.07	9/10/15	4,000,000		4,000,000
Massachusetts—.3%
Massachusetts, GO Notes (Consolidated Loan)	4.00	8/3/15	400,000		400,083
Massachusetts, GO Notes (Consolidated Loan) (Prerefunded)	5.00	9/1/15	500,000	[d]	502,040

The Funds 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Michigan—.9%
Pittsfield Township Economic Development Corporation,
LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.07	8/7/15	2,775,000	[a]	2,775,000
Minnesota—1.6%
Metropolitan Council (Minneapolis-Saint Paul
Metropolitan Area) GO Park Notes	5.00	3/1/16	1,450,000		1,489,078
Minnesota Rural Water Finance Authority,
Public Projects Construction Notes	1.00	12/1/15	1,250,000		1,253,401
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.07	8/12/15	2,000,000		2,000,000
Mississippi—1.2%
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc. Project)	0.01	8/3/15	3,400,000	[a]	3,400,000
Missouri—1.2%
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Health Group)	0.01	8/7/15	2,100,000	[a]	2,100,000
Springfield Industrial Development Authority,
Revenue (DMP Properties, LLC Project) (LOC; FHLB)	0.07	8/7/15	1,295,000	[a]	1,295,000
New Hampshire—1.5%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.02	8/3/15	4,500,000	[a]	4,500,000
New Jersey—1.8%
Monmouth County Improvement Authority,
Capital Equipment Pooled Lease Revenue	4.00	10/1/15	400,000		402,506
Monmouth County Improvement Authority,
Governmental Pooled Loan Revenue	3.00	12/1/15	450,000		454,221
New Brunswick, GO Notes, BAN	2.00	6/8/16	2,881,000		2,915,157
Pennsauken Township, GO Notes, BAN	1.00	6/23/16	1,536,000		1,540,761
New York—12.6%
Metropolitan Transportation Authority, Transportation Revenue, BAN	1.00	3/1/16	5,000,000		5,019,127
Monroe County Industrial Development Agency, Revenue
(HDF-RWC Project 1, LLC—Robert Weslayan
College Project) (LOC; M&T Trust)	0.07	8/7/15	2,600,000	[a]	2,600,000
New York City, GO Notes	3.00	8/3/15	250,000		250,038
New York City Housing Development Corporation, MFHR
(Beulah Year 15 Project) (Liquidity Facility; JPMorgan Chase Bank)	0.02	8/7/15	1,000,000	[a]	1,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue (Liquidity Facility;
Bayerische Landesbank)	0.02	8/3/15	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of America)	0.01	8/3/15	5,300,000	[a]	5,300,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
New York (continued)
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution Revenue
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.02	8/3/15	5,000,000	[a]	5,000,000
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/15	150,000		151,789
New York State Dormitory Authority, Revenue (The Rockefeller
University) (Liquidity Facility; JPMorgan Chase Bank)	0.03	8/7/15	15,000,000	[a]	15,000,000
North Carolina—.8%
Guilford County Industrial Facilities and Pollution Control
Financing Authority, IDR (Anco-Eaglin Project)
(LOC; Branch Banking and Trust Co.)	0.18	8/7/15	2,262,000	[a]	2,262,000
North Dakota—.5%
North Dakota Rural Water Finance Corporation,
Public Projects Construction Notes	1.00	4/1/16	1,500,000		1,506,980
Ohio—2.2%
Cincinnati City School District Board of Education, GO Notes,
Refunding (Classroom Facilities Construction and Improvement)	5.00	12/1/15	1,970,000		2,001,066
Lorain County, IDR (Cutting Dynamics, Inc.
Project) (LOC; PNC Bank NA)	0.13	8/7/15	1,325,000	[a]	1,325,000
Union Township, GO Notes, BAN (Various Purpose)	1.00	9/9/15	3,200,000		3,201,872
Oregon—.4%
Oregon Department of Transportation,
Highway User Tax Senior Lien Revenue	5.00	11/15/15	1,210,000		1,227,126
Pennsylvania—9.1%
Beaver County Industrial Development Authority, EIR
(BASF Corporation Project)	0.10	8/7/15	3,200,000	[a]	3,200,000
Pennsylvania Economic Development Financing Authority,
Revenue (Evergreen Community Power Facility) (LOC; M&T Trust)	0.17	8/7/15	13,500,000	[a]	13,500,000
Philadelphia Authority for Industrial Development, Revenue
(The Philadelphia Protestant Home Project) (LOC; Bank of America)	0.11	8/7/15	7,010,000	[a]	7,010,000
Telford Industrial Development Authority, IDR
(Ridgetop Associates Project) (LOC; Bank of America)	0.12	8/7/15	3,125,000	[a]	3,125,000
South Carolina—2.5%
Oconee County School District, GO Notes	5.00	3/1/16	1,235,000		1,269,436
South Carolina Association of Governmental Organizations, COP	1.50	4/14/16	6,000,000		6,053,640
Tennessee—7.7%
Blount County Public Building Authority,
Local Government Public Improvement Revenue
(Liquidity Facility; Branch Banking and Trust Co.)	0.02	8/7/15	5,375,000	[a]	5,375,000
Clarksville Public Building Authority,
Pooled Financing Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of America)	0.06	8/7/15	7,300,000	[a]	7,300,000

The Funds 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Tennessee (continued)
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.04	8/7/15	10,000,000	[a]	10,000,000
Texas—17.4%
Conroe Independent School District, GO Notes, Refunding	3.00	2/15/16	1,340,000		1,360,562
Dallam County Industrial Development Corporation, EDR (Consolidated
Dairy Management, LLC Project) (LOC; Wells Fargo Bank)	0.08	8/7/15	2,100,000	[a]	2,100,000
Dallas County Community College District, GO Notes	5.00	2/15/16	430,000		440,806
Dripping Springs Independent School District, GO Notes,
Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	1,290,000		1,302,799
El Paso, Water and Sewer Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.06	8/24/15	2,000,000		2,000,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.11	8/13/15	2,000,000		2,000,000
Harris County, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.03	8/11/15	3,400,000		3,400,000
Houston, GO Notes, Refunding (Public Improvement Bonds)	5.00	3/1/16	2,000,000		2,054,648
Keller Independent School District, Unlimited Tax School Building Bonds	5.50	8/15/15	625,000		626,441
Liberty Independent School District, GO Notes
(LOC; Permanent School Fund Guarantee Program)	5.00	2/15/16	395,000		403,915
RBC Municipal Products Inc. Trust (Series E-27) (Harris County
Health Facilities Development Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.02	8/7/15	15,000,000 [a,b,c]		15,000,000
San Antonio, Electric and Gas Systems Junior Lien Revenue, Refunding	5.00	2/1/16	1,885,000		1,930,496
Spring Independent School District, GO Notes, Refunding	5.00	8/15/15	440,000		440,908
Texas, GO Notes, Refunding (Water Financial Assistance Bonds)	5.00	8/3/15	555,000		555,140
Texas Public Finance Authority, GO Notes, Refunding	5.00	10/1/15	750,000		755,981
Texas Transportation Commission, GO Mobility Fund Bonds
(Liquidity Facility: California Public Employees Retirement
System and State Street Bank and Trust Co.)	0.02	8/7/15	14,000,000	[a]	14,000,000
University of Texas System Board of Regents,
Permanent University Fund Bonds	0.01	8/7/15	3,000,000	[a]	3,000,000
Utah—.4%
Utah Board of Regents, General Revenue (University of Utah)	1.50	8/3/15	1,105,000		1,105,082
Virginia—.3%
University of Virginia Rector and Visitors,
General Pledge Revenue, Refunding	4.00	9/1/15	400,000		401,271
Virginia Public Building Authority, Public Facilities Revenue	5.00	8/3/15	250,000		250,063
Virginia Resources Authority, Infrastructure Revenue
(Virginia Pooled Financing Program)	4.00	11/1/15	405,000		408,898

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Washington—1.1%
Pierce County Economic Development Corporation, Industrial Revenue
(SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.09	8/7/15	3,315,000	[a]	3,315,000
Wisconsin—3.4%
Hilbert School District, GO Notes, BAN	2.00	12/1/15	3,000,000		3,008,988
PMA Levy and Aid Anticipation Notes Program, Note Participations	1.00	10/23/15	1,285,000		1,287,186
Sheboygan Falls, IDR (HTT, Inc. Project) (LOC; U.S. Bank NA)	0.07	8/7/15	1,890,000	[a]	1,890,000
Wisconsin Health and Educational Facilities Authority, Revenue, CP
(Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.10	10/5/15	4,000,000		4,000,000
Wyoming—.6%
Lincoln County, PCR (Exxon Mobil Corporation Project)	0.01	8/3/15	1,800,000	[a]	1,800,000

Total Investments (cost $299,942,266)			101.6%		299,942,266
Liabilities, Less Cash and Receivables			(1.6%)		(4,749,585)
Net Assets			100.0%		295,192,681

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2015, these securities amounted to $34,880,000 or 11.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	15.1	Housing	4.3
Health Care	13.2	City	3.8
Utility-Electric	11.2	Pollution Control	2.4
Industrial	10.8	Special Tax	2.0
Transportation Services	8.7	Lease	.7
State/Territory	7.0	Prerefunded	.2
Utility-Water and Sewer	7.0	Other	10.3
County	4.9		101.6

†	Based on net assets.

The Funds 31

STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—100.2%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.06	8/7/15	1,900,000	[a]	1,900,000
Battery Park City Authority, Senior Revenue	3.00	11/1/15	4,275,000		4,305,453
Brewster Central School District, GO Notes, BAN	0.50	10/9/15	10,930,000		10,937,631
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.20	8/7/15	7,970,000	[a]	7,970,000
East Aurora Union Free School District, GO Notes, BAN	1.00	6/16/16	4,600,000		4,612,381
Eastchester Union Free School District, GO Notes, TAN	1.00	2/25/16	10,000,000		10,042,364
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.09	8/7/15	1,400,000	[a]	1,400,000
Herkimer County Industrial Development Agency, IDR (F.E. Hale
Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.20	8/7/15	1,260,000	[a]	1,260,000
Ithaca, GO Notes, BAN	1.00	2/19/16	14,388,228		14,431,784
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.09	8/7/15	1,795,000	[a]	1,795,000
Metropolitan Transportation Authority, Transportation Revenue, BAN	0.50	3/1/16	5,000,000		5,006,816
Metropolitan Transportation Authority, Transportation Revenue, BAN	1.00	3/1/16	5,000,000		5,019,127
Middletown, GO Notes, BAN	1.00	2/19/16	2,000,000		2,007,715
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.07	8/7/15	1,805,000	[a,b]	1,805,000
New York City, GO Notes	5.00	8/1/15	500,000		500,126
New York City, GO Notes	5.00	8/1/15	445,000		445,110
New York City, GO Notes (LOC; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.02	8/7/15	15,000,000	[a]	15,000,000
New York City, GO Notes (LOC; PNC Bank NA)	0.01	8/3/15	4,830,000	[a]	4,830,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.06	8/7/15	3,800,000	[a]	3,800,000
New York City Housing Development Corporation, MFHR
(456 Washington Street) (Liquidity Facility; TD Bank)	0.02	8/7/15	7,100,000	[a,b]	7,100,000
New York City Housing Development Corporation, MFHR
(Beulah Year 15 Project) (Liquidity Facility; JPMorgan Chase Bank)	0.02	8/7/15	6,000,000	[a,b]	6,000,000
New York City Housing Development Corporation, MFMR
(Las Casas Development) (LOC; Bank of America)	0.06	8/7/15	3,155,000	[a,b]	3,155,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.07	8/7/15	4,350,000	[a,b]	4,350,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services to
Families and Children Project) (LOC; TD Bank)	0.06	8/7/15	5,730,000	[a]	5,730,000
New York City Industrial Development Agency,
Civic Facility Revenue (The Allen-Stevenson
School Project) (LOC; JPMorgan Chase Bank)	0.05	8/7/15	3,865,000	[a]	3,865,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; TD Bank)	0.12	8/7/15	2,325,000	[a]	2,325,000
New York City Municipal Water Finance Authority, Water and Sewer
System Revenue (Liquidity Facility; Bayerische Landesbank)	0.02	8/3/15	6,000,000	[a]	6,000,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.02	8/7/15	9,400,000	[a]	9,400,000
New York City Municipal Water Finance Authority, Water and Sewer
System Second General Resolution Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.02	8/3/15	16,200,000	[a]	16,200,000
New York City Transitional Finance Authority, Building Aid Revenue
(Citigroup ROCS, Series RR II R-14076) (Liquidity Facility; Citibank NA)	0.03	8/7/15	6,250,000 [a,c,d]		6,250,000
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.01	8/7/15	14,900,000	[a]	14,900,000
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	4.00	11/1/15	305,000		307,879
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	5.00	11/1/15	385,000		389,600
New York City Transitional Finance Authority, Future Tax Secured
Subordinate Revenue (Liquidity Facility; Wells Fargo Bank)	0.01	8/3/15	4,750,000	[a]	4,750,000
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue, Refunding	5.00	11/1/15	2,295,000		2,322,826
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.02	8/7/15	10,000,000	[a]	10,000,000
New York State Dormitory Authority, Revenue
(Blythedale Children’s Hospital) (LOC; TD Bank)	0.02	8/7/15	6,850,000	[a]	6,850,000
New York State Dormitory Authority, Revenue
(Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.02	8/7/15	5,985,000	[a]	5,985,000
New York State Dormitory Authority, Revenue (The Rockefeller
University) (Liquidity Facility; JPMorgan Chase Bank)	0.03	8/7/15	2,000,000	[a]	2,000,000
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/16	1,000,000		1,029,892
New York State Environmental Facilities Corporation,
State Revolving Funds Revenue (Master Financing Program)	2.00	3/15/16	2,190,000		2,212,798
New York State Housing Finance Agency,
Housing Revenue (29 Flatbush Avenue)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.04	8/7/15	14,000,000	[a,b]	14,000,000
New York State Housing Finance Agency,
Housing Revenue (80 DeKalb Avenue)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.03	8/7/15	6,000,000	[a,b]	6,000,000
New York State Housing Finance Agency, Service Contract
Revenue, Refunding (LOC; Bank of America)	0.07	8/7/15	8,350,000	[a,b]	8,350,000
New York State Housing Finance Agency, State Personal Income
Tax Revenue (Economic Development and Housing)
(Liquidity Facility; JPMorgan Chase Bank)	0.01	8/7/15	13,000,000	[a,b]	13,000,000
New York State Mortgage Agency, Homeowner Mortgage Revenue	0.25	10/1/15	1,405,000	[b]	1,405,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Royal Bank of Canada)	0.02	8/3/15	8,700,000	[a,b]	8,700,000
New York State Power Authority, CP (Liquidity Facility:
JPMorgan Chase Bank, State Street Bank and Trust Co.,
TD Bank and Wells Fargo Bank)	0.05	8/17/15	4,558,000		4,558,000

The Funds 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York State Power Authority, Revenue	5.00	11/15/15	2,015,000		2,043,127
New York State Urban Development Corporation, Service Contract Revenue	5.00	1/1/16	2,355,000		2,402,155
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.17	8/7/15	1,545,000	[a]	1,545,000
Rockland County Industrial Development Agency, IDR
(Intercos America, Inc. Project) (LOC; HSBC Bank USA)	0.20	8/7/15	1,805,000	[a]	1,805,000
Scottsville, GO Notes, BAN	1.00	8/13/15	1,720,000		1,720,141
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (LOC; Wells Fargo Bank)	0.01	8/3/15	1,000,000	[a]	1,000,000
West Genesee Central School District, GO Notes, RAN	1.00	12/18/15	6,000,000		6,015,677
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.18	8/7/15	20,000,000	[a,b]	20,000,000

Total Investments (cost $310,735,602)			100.2%		310,735,602
Liabilities, Less Cash and Receivables			(.2%)		(667,661)
Net Assets			100.0%		310,067,941

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At July 31, 2015, the fund had $93,865,000 or 30.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2015, this security amounted to $6,250,000 or 2.0% of net assets.
[d] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	30.3	Health Care	4.7
City	14.5	Transportation Services	3.6
Special Tax	12.5	Utility-Electric	2.1
Education	11.2	Lease	1.4
Utility-Water and Sewer	10.9	Other	.8
Industrial	8.2		100.2

† Based on net assets.

STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—98.1%
Alabama—4.6%
Chatom Industrial Development Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy Cooperative Projects)
(LOC; National Rural Utilities Cooperative Finance Corporation)	0.18	8/7/15	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Gulf Opportunity
Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.05	8/7/15	14,000,000	[a]	14,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.03	8/7/15	20,000,000	[a]	20,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity
Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.04	8/7/15	15,000,000	[a]	15,000,000
Tuscaloosa County Industrial Development Authority,
Gulf Opportunity Zone Revenue (Hunt Refining Project)
(LOC; Sumitomo Mitsui Banking Corporation)	0.03	8/7/15	25,000,000	[a]	25,000,000
Arizona—.8%
Arizona Health Facilities Authority, Revenue, Refunding
(Phoenix Children’s Hospital) (P-FLOATS Series MT-836)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.22	8/7/15	10,495,000 [a,b,c]		10,495,000
Yavapai County Industrial Development Authority, Revenue
(Skanon Investments, Inc.—Drake Cement Project) (LOC; Citibank NA)	0.04	8/7/15	4,500,000	[a]	4,500,000
California—1.8%
California Department of Water Resources, Water Revenue,
CP (Liquidity Facility; Bank of Montreal)	0.07	9/9/15	14,738,000		14,738,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.09	9/9/15	9,300,000		9,300,000
Los Angeles County, TRAN	5.00	6/30/16	10,000,000		10,428,527
Colorado—6.6%
Colorado Educational and Cultural Facilities Authority, Revenue,
Refunding (The Nature Conservancy Project)	0.02	8/7/15	48,730,000	[a]	48,730,000
Sheridan Redevelopment Agency, Tax Increment Revenue,
Refunding (South Santa Fe Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase Bank)	0.04	8/7/15	9,600,000	[a]	9,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian Reservation, Revenue	0.04	8/7/15	23,300,000	[a]	23,300,000
Southern Ute Indian Tribe of the
Southern Ute Indian Reservation, Revenue	0.07	8/7/15	45,000,000	[a]	45,000,000
Connecticut—.1%
Connecticut, GO Notes, Refunding	5.00	12/15/15	1,500,000		1,526,766
Delaware—2.9%
Delaware Health Facilities Authority,
Revenue (Christiana Care Health Services)	0.01	8/7/15	56,000,000	[a]	56,000,000

The Funds 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
District of Columbia—1.1%
District of Columbia Housing Finance Agency,
MFHR (Edgewood Terrace I Project)	0.28	12/1/15	7,190,000		7,190,000
District of Columbia Water and Sewer Authority, Public Utility
Subordinated Lien Revenue (Eagle Series 2013-0012)
(Liquidity Facility; Citibank NA)	0.04	8/7/15	9,500,000 [a,b,c]		9,500,000
District of Columbia Water and Sewer Authority,
Public Utility Subordinated Lien Revenue, Refunding	5.00	10/1/15	4,000,000		4,032,367
Florida—3.0%
Collier County Health Facilities Authority,
Revenue, CP (Cleveland Clinic Health System)	0.18	12/10/15	30,000,000		30,000,000
Gainesville, Utility System Revenue, CP
(Liquidity Facility; Bayerische Landesbank)	0.14	8/18/15	10,000,000		10,000,000
Jacksonville Electric Authority, Electric System
Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.10	8/13/15	10,000,000		10,000,000
Sunshine State Government Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.10	9/10/15	7,000,000		7,000,000
Georgia—2.1%
Cobb County Hospital Authority, RAC
(Equipment Pool Project) (LOC; Wells Fargo Bank)	0.02	8/7/15	11,300,000	[a]	11,300,000
Fulton County Development Authority, Revenue
(Children’s Healthcare of Atlanta, Inc. Project)
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.07	8/7/15	4,880,000	[a]	4,880,000
Municipal Electric Authority of Georgia, Project One
Subordinated Bonds (LOC; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.02	8/7/15	5,000,000	[a]	5,000,000
Private Colleges and Universities Authority, Revenue (Emory University)	0.02	8/7/15	19,550,000	[a]	19,550,000
Illinois—2.4%
Brookfield, Revenue (Brookfield Zoo Project)
(LOC; Northern Trust Company)	0.05	8/7/15	30,720,000	[a]	30,720,000
Greater Chicago Metropolitan Water Reclamation
District, Capital Improvement GO Notes	5.00	12/1/15	3,650,000		3,708,513
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project)
(Liquidity Facility; Northern Trust Company)	0.05	8/7/15	3,715,000	[a]	3,715,000
Tender Option Bond Trust Receipts (Series 2015-XM0078)
(Illinois Toll Highway Authority, Toll Highway Senior
Revenue) (Liquidity Facility; Royal Bank of Canada)	0.05	8/7/15	8,965,000 [a,b,c]		8,965,000
Indiana—.3%
Indianapolis Public Schools Multi-School Building Corporation, Unlimited
Ad Valorem Property Tax First Mortgage Bonds, Refunding	5.00	1/15/16	5,495,000		5,616,061
Kansas—.4%
Wichita, GO Temporary Notes	0.25	10/15/15	7,735,000		7,735,461

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Louisiana—6.1%
Louisiana Local Government Environmental Facilities
and Community Development Authority, Revenue
(Kenner Theatres, L.L.C. Project) (LOC; FHLB)	0.02	8/7/15	3,650,000	[a]	3,650,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.01	8/3/15	25,000,000	[a]	25,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.01	8/3/15	4,000,000	[a]	4,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.01	8/7/15	30,000,000	[a]	30,000,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.01	8/7/15	10,500,000	[a]	10,500,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.02	8/7/15	15,215,000	[a]	15,215,000
Louisiana Public Facilities Authority, Revenue
(Air Products and Chemicals Project)	0.02	8/7/15	11,000,000	[a]	11,000,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.02	8/7/15	10,110,000	[a]	10,110,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.02	8/7/15	8,360,000	[a]	8,360,000
Maryland—2.6%
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.07	8/7/15	6,095,000	[a]	6,095,000
Maryland Stadium Authority, Sports Facilities LR, Refunding
(Football Stadium Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.02	8/7/15	14,900,000	[a]	14,900,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.10	8/10/15	14,000,000		14,000,000
Montgomery County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.07	9/10/15	15,000,000		15,000,000
Massachusetts—6.0%
Massachusetts Housing Finance Agency,
Multifamily Conduit Revenue (Quincy Point Project)	0.33	1/15/16	16,500,000		16,500,000
Massachusetts School Building Authority,
CP (LOC; Citibank NA)	0.08	9/1/15	16,000,000		16,000,000
New Bedford, GO Notes, BAN	1.50	5/3/16	11,220,000		11,318,786
Scituate, GO Notes, Refunding (Municipal Purpose Loan)	2.00	9/15/15	3,513,000		3,520,722
University of Massachusetts Building Authority,
Project Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.03	8/7/15	68,275,000	[a]	68,275,000
Michigan—4.0%
Board of Trustees of the Michigan State University, CP	0.10	8/11/15	7,655,000		7,655,000
Board of Trustees of the Michigan State University, CP	0.04	8/18/15	23,220,000		23,220,000

The Funds 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Michigan (continued)
Michigan Housing Development Authority,
SFMR (Liquidity Facility; FHLB)	0.02	8/7/15	20,000,000	[a]	20,000,000
University of Michigan Regents, General Revenue
(Liquidity Facility; JPMorgan Chase Bank)	0.03	8/7/15	26,805,000	[a]	26,805,000
Minnesota—4.2%
Hennepin County, GO Notes (Liquidity Facility; U.S. Bank NA)	0.02	8/7/15	25,000,000	[a]	25,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.10	8/4/15	23,000,000		23,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.07	8/12/15	9,000,000		9,000,000
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.07	9/10/15	24,000,000		24,000,000
Mississippi—.5%
Mississippi Business Finance Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc. Project)	0.02	8/7/15	10,000,000	[a]	10,000,000
Missouri—1.3%
Missouri Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Health Group)	0.01	8/7/15	5,000,000	[a]	5,000,000
Saint Louis, General Fund Revenue, TRAN	2.00	6/1/16	20,000,000		20,273,576
Nebraska—.7%
Nebraska Investment Finance Authority, SFHR (Liquidity Facility; FHLB)	0.01	8/7/15	13,600,000	[a]	13,600,000
Nevada—.1%
Nevada, Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.00	12/1/15	2,500,000		2,539,424
New Hampshire—1.0%
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; U.S. Bank NA)	0.02	8/3/15	7,600,000	[a]	7,600,000
New Hampshire Health and Education Facilities Authority,
Revenue (University System of New Hampshire Issue)
(Liquidity Facility; Wells Fargo Bank)	0.02	8/3/15	11,000,000	[a]	11,000,000
New Jersey—1.7%
Guttenberg, GO Notes, BAN	1.00	3/18/16	6,000,000		6,015,013
Seaside Heights Borough, GO Notes, BAN (Electric Utility,
General Improvement and Water/Sewer Utility)	1.25	1/28/16	12,000,000		12,052,586
Toms River, GO Notes, BAN	1.00	6/22/16	13,909,200		13,952,184
New York—7.4%
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.07	8/7/15	7,165,000	[a]	7,165,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.07	8/7/15	8,730,000	[a]	8,730,000
Lancaster Industrial Development Agency, Civic Facility
Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.08	8/7/15	5,565,000	[a]	5,565,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
New York (continued)
Metropolitan Transportation Authority, Transportation Revenue, BAN	0.50	3/1/16	30,000,000		30,039,031
Metropolitan Transportation Authority, Transportation Revenue, BAN	1.00	3/1/16	10,000,000		10,038,255
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	0.01	8/3/15	3,600,000	[a]	3,600,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue
(Liquidity Facility; Bank of America)	0.01	8/3/15	4,850,000	[a]	4,850,000
New York Local Government Assistance Corporation,
Subordinate Lien Revenue, Refunding
(Liquidity Facility; Bank of America)	0.02	8/7/15	10,000,000	[a]	10,000,000
New York State Dormitory Authority, Revenue (The Rockefeller
University) (Liquidity Facility; JPMorgan Chase Bank)	0.03	8/7/15	20,615,000	[a]	20,615,000
New York State Housing Finance Agency, State Personal Income
Tax Revenue (Economic Development and Housing)
(Liquidity Facility; JPMorgan Chase Bank)	0.01	8/7/15	17,000,000	[a]	17,000,000
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.12	8/7/15	8,240,000	[a]	8,240,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (LOC; The Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.02	8/7/15	13,000,000	[a]	13,000,000
Triborough Bridge and Tunnel Authority, General Revenue,
Refunding (MTA Bridges and Tunnels) (LOC; Wells Fargo Bank)	0.01	8/3/15	4,000,000	[a]	4,000,000
North Carolina—2.0%
Charlotte, Water and Sewer System Revenue
(Liquidity Facility; Wells Fargo Bank)	0.01	8/7/15	13,010,000	[a]	13,010,000
Guilford County, GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.03	8/7/15	11,600,000	[a]	11,600,000
North Carolina, LOR, Refunding (Citigroup ROCS,
Series 2015-XF 2113) (Liquidity Facility; Citibank NA)	0.03	8/7/15	2,800,000	[a,b,c]	2,800,000
North Carolina Capital Facilities Finance Agency, Revenue
(Duke University Project) (Eagle Series 2014-0051)
(Liquidity Facility; Citibank NA)	0.03	8/7/15	12,000,000	[a,b,c]	12,000,000
Ohio—1.7%
Ohio Higher Educational Facility Commission, HR
(Cleveland Clinic Health System Obligated Group)
(Liquidity Facility; Wells Fargo Bank)	0.01	8/3/15	28,400,000	[a]	28,400,000
Ohio Higher Educational Facility Commission,
Revenue (Case Western Reserve University Project)
(Liquidity Facility; Wells Fargo Bank)	0.01	8/3/15	1,300,000	[a]	1,300,000
Richland County, GO Notes, BAN (Various Purpose)	1.25	1/6/16	2,377,000		2,385,190
Oklahoma—.4%
Oklahoma Housing Finance Agency, Revenue
(Wesley Village Retirement Community)	0.25	2/1/16	5,000,000		5,000,000
Oklahoma Water Resource Board, Revenue
(Liquidity Facility; State Street Bank and Trust Co.)	0.25	9/1/15	2,155,000		2,155,000

The Funds 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Pennsylvania—3.1%
Adams County Industrial Development Authority, Revenue
(The Brethren Home Community Project) (LOC; PNC Bank NA)	0.02	8/7/15	2,400,000	[a]	2,400,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.07	8/7/15	9,055,000	[a]	9,055,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.07	8/7/15	2,990,000	[a]	2,990,000
General Authority of South Central Pennsylvania, Revenue
(Lutheran Social Services of South Central Pennsylvania
Project) (LOC; M&T Trust)	0.07	8/7/15	14,535,000	[a]	14,535,000
Lancaster County Hospital Authority, Revenue (Landis Home
Retirement Community Project) (LOC; M&T Trust)	0.07	8/7/15	7,640,000	[a]	7,640,000
Philadelphia, GO Notes, TRAN	2.00	6/30/16	15,000,000		15,231,900
Ridley School District, GO Notes (LOC; TD Bank)	0.02	8/7/15	2,300,000	[a]	2,300,000
University of Pittsburgh of the
Commonwealth System of Higher Education, CP	0.11	8/19/15	5,000,000		5,000,000
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.07	8/7/15	555,000	[a]	555,000
South Carolina—.8%
Richland County School District Number 1, GO Notes	1.00	3/1/16	14,975,000		15,041,016
Tennessee—5.0%
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.02	8/7/15	1,235,000	[a]	1,235,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.02	8/7/15	7,870,000	[a]	7,870,000
Metropolitan Government of Nashville and Davidson County,
CP (Liquidity Facility; Mizuho Bank, Ltd.)	0.04	9/8/15	5,665,000		5,665,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.04	8/7/15	49,125,000	[a]	49,125,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; FHLB)	0.02	8/7/15	5,030,000	[a]	5,030,000
Shelby County, GO Notes, Refunding	5.00	3/1/16	4,250,000		4,367,359
Shelby County Health Educational and Housing Facility Board,
Educational Facilities Revenue (Rhodes College)
(LOC; Wells Fargo Bank)	0.02	8/7/15	7,245,000	[a]	7,245,000
Tennessee, CP (Liquidity Facility;
Tennessee Consolidated Retirement System)	0.12	9/24/15	15,600,000		15,600,000
Texas—13.9%
Austin Independent School District, CP
(Liquidity Facility; Mizuho Bank, Ltd.)	0.10	8/3/15	20,000,000		20,000,000
Bryan Independent School District, Unlimited Tax Bonds,
Refunding (LOC; Permanent School Fund Guarantee Program)	2.00	2/15/16	5,815,000		5,871,338
Dallas, CP (Liquidity Facility; State Street Bank and Trust Co.)	0.07	9/10/15	5,000,000		5,000,000
El Paso, Water and Sewer Revenue, CP (Liquidity Facility;
JPMorgan Chase Bank)	0.06	8/24/15	5,000,000		5,000,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Texas (continued)
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.11	8/13/15	10,000,000		10,000,000
Garland, GO Notes, Refunding	3.00	2/15/16	5,645,000		5,731,301
Goose Creek Consolidated Independent
School District, GO Notes, Refunding	5.25	2/15/16	1,325,000		1,361,098
Gulf Coast Industrial Development Authority,
Revenue (ExxonMobil Project)	0.01	8/3/15	59,695,000	[a]	59,695,000
Harris County Cultural Education Facilities Finance Corporation,
HR, Refunding (Memorial Hermann Health System)	0.01	8/7/15	32,935,000	[a]	32,935,000
Harris County Cultural Education Facilities Finance Corporation,
HR, Refunding (Memorial Hermann Health System)	0.01	8/7/15	20,000,000	[a]	20,000,000
Keller Independent School District, GO Notes, Refunding
(LOC; Permanent School Fund Guarantee Program)	2.00	8/15/15	1,505,000		1,506,166
Marshall Independent School District, GO Notes	1.50	2/15/16	3,405,000		3,427,235
Red River Education Finance Corporation, Higher Education
Revenue (Texas Christian University Project)
(Liquidity Facility; Northern Trust Company)	0.03	8/7/15	33,500,000	[a]	33,500,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.03	8/7/15	24,400,000	[a]	24,400,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.04	8/7/15	12,200,000	[a]	12,200,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility; Mizuho Bank, Ltd.)	0.01	8/7/15	5,000,000	[a]	5,000,000
Texas Public Finance Authority, Revenue, CP	0.05	8/6/15	6,000,000		6,000,000
Texas Transportation Commission, GO Mobility Fund Bonds
(Liquidity Facility: California Public Employees Retirement
System and State Street Bank and Trust Co.)	0.02	8/7/15	16,300,000	[a]	16,300,000
Utah—2.9%
Intermountain Power Agency, Power Supply Revenue, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.11	9/9/15	26,500,000		26,500,000
Utah County, HR (Intermountain Health Care Health
Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.02	8/7/15	18,600,000	[a]	18,600,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.05	8/7/15	6,400,000	[a]	6,400,000
Utah State Board of Regents, General Revenue,
Refunding (University of Utah)	1.50	8/1/15	4,460,000		4,460,330
Virginia—1.0%
Harrisonburg Industrial Development Authority, Revenue,
Refunding (Virginia Mennonite Retirement Community)
(LOC; Branch Banking and Trust Co.)	0.02	8/7/15	6,615,000	[a]	6,615,000
Norfolk, GO Notes (Capital Improvement)	4.00	10/1/15	5,390,000		5,424,612
University of Virginia, University Revenue, CP	0.10	8/12/15	7,700,000		7,700,000
Washington—1.5%
Issaquah School District Number 411, GO Notes	2.00	12/1/15	4,970,000		5,000,558

The Funds 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Washington (continued)
Lake Washington School District Number 414, GO Notes	4.00	12/1/15	3,125,000		3,165,268
Washington, Various Purpose GO, Refunding
(P-FLOATS Series PT-4658) (Liquidity Facility; Bank of America)	0.03	8/7/15	7,250,000 [a,b,c]		7,250,000
Washington Housing Finance Commission, MFHR
(Reserve at Renton Apartments Project) (LOC; FHLB)	0.03	8/7/15	8,000,000	[a]	8,000,000
Washington Housing Finance Commission, Revenue
(Reserve at SeaTac Apartments Project) (LOC; FHLB)	0.02	8/7/15	5,500,000	[a]	5,500,000
Wisconsin—4.1%
Milwaukee County, GO Notes, Refunding	5.00	10/1/15	6,225,000		6,274,802
Milwaukee Redevelopment Authority, Redevelopment LR
(University of Wisconsin-Milwaukee Kenilworth Project)
(LOC; U.S. Bank NA)	0.02	8/7/15	5,385,000	[a]	5,385,000
Oneida Tribe of Indians of Wisconsin,
Health Facilities Revenue (LOC; Bank of America)	0.08	8/7/15	11,090,000	[a]	11,090,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Ascension Health Senior Credit Group)
(Eclipse Funding Trust, Series 0029) (Liquidity Facility;
U.S. Bank NA and LOC; U.S. Bank NA)	0.02	8/7/15	22,750,000 [a,b,c]		22,750,000
Wisconsin Health and Educational Facilities Authority,
Revenue (Mequon Jewish Campus, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.04	8/7/15	8,345,000	[a]	8,345,000
Wisconsin Health and Educational Facilities Authority, Revenue,
CP (Aurora Health Care) (LOC; JPMorgan Chase Bank)	0.10	10/5/15	26,000,000		26,000,000

Total Investments (cost $1,890,453,445)			98.1%		1,890,453,445
Cash and Receivables (Net)			1.9%		35,762,806
Net Assets			100.0%		1,926,216,251

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2015, these securities amounted to $73,760,000 or 3.8% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	21.3	County	4.6
Health Care	17.7	Transportation Services	3.6
Industrial	14.9	Utility-Water and Sewer	3.5
State/Territory	6.8	Lease	1.6
Utility-Electric	5.8	Special Tax	1.4
City	5.6	Other	6.2
Housing	5.1		98.1

†	Based on net assets.

STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.8%
ABAG Finance Authority for Nonprofit Corporations, Revenue
(California Alumni Association Project) (LOC; Bank of America)	0.06	8/7/15	3,890,000	[a]	3,890,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.07	8/7/15	2,395,000	[a]	2,395,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.07	8/7/15	2,900,000	[a]	2,900,000
Branch Banking and Trust Co. Municipal Trust (Series 2000)
(California, GO Notes, Refunding) (Liquidity Facility; Branch
Banking and Trust Co. and LOC; Branch Banking and Trust Co.)	0.06	8/7/15	11,000,000	[a,b,c]	11,000,000
California, CP (LOC; Wells Fargo Bank)	0.10	8/4/15	8,000,000		8,000,000
California Educational Facilities Authority,
Revenue, CP (Stanford University)	0.09	10/23/15	27,300,000		27,300,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.05	8/7/15	8,590,000	[a]	8,590,000
California Enterprise Development Authority, Recovery Zone
Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.02	8/7/15	15,000,000	[a]	15,000,000
California Health Facilities Financing Authority,
Revenue, CP (Kaiser Permanente)	0.13	11/4/15	28,200,000		28,200,000
California Infrastructure and Economic Development Bank,
Clean Water State Revolving Fund Revenue, Refunding	3.00	10/1/15	500,000		502,329
California Infrastructure and Economic Development Bank, IDR
(Alegacy Foodservice Products Group, Inc. and Eagleware
Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	0.02	8/7/15	4,210,000	[a]	4,210,000
California Infrastructure and Economic Development Bank,
Revenue (Goodwill Industries of Orange County, California)
(LOC; Wells Fargo Bank)	0.07	8/7/15	1,280,000	[a]	1,280,000
California Infrastructure and Economic Development Bank,
Revenue (SRI International) (LOC; Wells Fargo Bank)	0.03	8/7/15	2,435,000	[a]	2,435,000
California Infrastructure and Economic Development Bank,
Revenue, Refunding (Pacific Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank Corporation)	0.01	8/3/15	13,300,000	[a]	13,300,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.05	8/7/15	960,000	[a]	960,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.03	8/7/15	4,175,000	[a]	4,175,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.03	8/7/15	7,150,000	[a]	7,150,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.07	8/7/15	2,345,000	[a]	2,345,000
California Pollution Control Financing Authority, SWDR
(South Bay Recycling Project) (LOC; Union Bank NA)	0.03	8/7/15	1,750,000	[a]	1,750,000
California Pollution Control Financing Authority, SWDR,
Refunding (BLT Enterprises of Fremont LLC Project)
(LOC; Union Bank NA)	0.03	8/7/15	8,165,000	[a]	8,165,000

The Funds 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
California Pollution Control Financing Authority, SWDR,
Refunding (MarBorg Industries Project) (LOC; Union Bank NA)	0.03	8/7/15	2,055,000	[a]	2,055,000
California School Cash Reserve Program Authority, Revenue	2.00	9/30/15	2,180,000		2,186,483
California Statewide Communities Development Authority,
Revenue (Goodwill of Santa Cruz) (LOC; Wells Fargo Bank)	0.11	8/7/15	1,555,000	[a]	1,555,000
California Statewide Communities Development Authority,
Revenue (Metropolitan Area Advisory Committee Project)
(LOC; Bank of America)	0.10	8/7/15	3,090,000	[a]	3,090,000
California Statewide Communities Development Authority,
Revenue, CP (Kaiser Permanente)	0.22	1/7/16	15,000,000		15,000,000
Hillsborough, COP (Water and Sewer Systems Projects)
(Liquidity Facility; JPMorgan Chase Bank)	0.02	8/7/15	5,500,000	[a]	5,500,000
Imperial Community College District, GO Notes, TRAN	2.00	2/26/16	2,500,000		2,525,246
Irvine Ranch Water District, GO Notes (Improvement District
Numbers 105, 112, 113, 121, 130, 140, 161, 182, 184,
186, 188, 212, 213, 221, 230, 240, 250, 261, 282, 284, 286
and 288) (LOC; U.S. Bank NA)	0.01	8/3/15	13,300,000	[a,d]	13,300,000
Kern County, GO Notes, TRAN	7.00	6/30/16	1,000,000		1,060,852
Los Angeles County, GO Notes, TRAN	5.00	6/30/16	4,000,000		4,171,411
Los Angeles Municipal Improvement Corporation,
LR, CP (LOC; Wells Fargo Bank)	0.11	8/13/15	4,000,000		4,000,000
Los Angeles Municipal Improvement Corporation,
LR, CP (LOC; Wells Fargo Bank)	0.14	9/9/15	3,000,000		3,000,000
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.01	8/3/15	19,015,000	[a,d]	19,015,000
Metropolitan Water District of Southern California,
Water Revenue (Liquidity Facility; Wells Fargo Bank)	0.01	8/3/15	7,700,000	[a]	7,700,000
Monterey Peninsula Water Management District, COP
(Wastewater Reclamation Project) (LOC; Wells Fargo Bank)	0.03	8/7/15	4,176,000	[a]	4,176,000
Oakland, GO Notes, TRAN	2.00	6/30/16	2,000,000		2,031,112
Orange County, Apartment Development Revenue,
Refunding (Villa La Paz Issue) (LOC; FNMA)	0.02	8/7/15	3,550,000	[a]	3,550,000
Pittsburg Redevelopment Agency, Subordinate Tax Allocation
Revenue (Los Medanos Community Development Project)
(Liquidity Facility: California State Teachers Retirement
System and State Street Bank and Trust Co.)	0.01	8/3/15	55,950,000	[a,d]	55,950,000
Riverside County, GO Notes, TRAN	2.00	6/30/16	4,000,000		4,062,225
Sacramento County Housing Authority, MFHR
(Ashford Park Apartments) (LOC; FNMA)	0.02	8/7/15	3,600,000	[a]	3,600,000
Sacramento County Housing Authority, MFHR,
Refunding (Stonebridge Apartments) (LOC; FNMA)	0.02	8/7/15	8,000,000	[a]	8,000,000
Sacramento Municipal Utility District, Subordinated Electric
Revenue, Refunding (LOC; Bank of America)	0.01	8/7/15	18,000,000	[a]	18,000,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
San Bernardino County, MFHR, Refunding
(Rosewood Apartments) (LOC; FNMA)	0.05	8/7/15	2,725,000	[a]	2,725,000
San Bernardino County, MFHR, Refunding (Somerset Apartments)
(Liquidity Facility; FNMA and LOC; FNMA)	0.05	8/7/15	2,995,000	[a]	2,995,000
San Diego County, COP (Friends of Chabad Lubavitch)
(LOC; Comerica Bank)	0.04	8/7/15	400,000	[a]	400,000
San Diego County, COP (Museum of Contemporary Art San Diego)
(LOC; Northern Trust Company)	0.03	8/7/15	1,050,000	[a]	1,050,000
San Diego County, COP (San Diego Museum of Art)
(LOC; Wells Fargo Bank)	0.06	8/7/15	300,000	[a]	300,000
San Francisco City and County, Redevelopment Agency,
MFHR (Mercy Terrace Project) (LOC; FNMA)	0.03	8/7/15	9,100,000	[a]	9,100,000
San Jose Redevelopment Agency, CP (Merged Area
Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.12	9/8/15	14,000,000		14,000,000
Santa Clara Valley Transportation Authority, Measure A Sales
Tax Revenue (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.02	8/7/15	11,000,000	[a,d]	11,000,000
Tahoe Forest Hospital District, Revenue (LOC; U.S. Bank NA)	0.01	8/3/15	4,445,000	[a]	4,445,000
Yolo County, MFHR (Primero Grove Student Apartments Project)
(LOC; California State Teachers Retirement System)	0.08	8/7/15	780,000	[a]	780,000

Total Investments (cost $383,870,658)			99.8%		383,870,658
Cash and Receivables (Net)			.2%		650,040
Net Assets			100.0%		384,520,698

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2015, this security amounted to $11,000,000 or 2.9% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[d] At July 31, 2015, the fund had $99,265,000 or 25.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from special tax.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Special Tax	25.8	Pollution Control	5.6
Industrial	10.7	State/Territory	4.9
Education	8.8	County	1.4
Utility-Electric	8.1	Health Care	1.1
Housing	8.0	Lease	.3
City	7.0	Other	12.4
Utility-Water and Sewer	5.7		99.8

†	Based on net assets.

The Funds 45

STATEMENT OF INVESTMENTS
July 31, 2015 (Unaudited)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments—99.2%
Albany Industrial Development Agency, Civic Facility Revenue
(The College of Saint Rose Project) (LOC; Wells Fargo Bank)	0.02	8/7/15	5,100,000	[a]	5,100,000
Brewster Central School District, GO Notes, BAN	0.50	10/9/15	3,800,000		3,802,653
Build New York City Resource Corporation, Revenue
(Federation of Protestant Welfare Agencies, Inc. Project)
(LOC; TD Bank)	0.06	8/7/15	1,200,000	[a]	1,200,000
Dutchess County Industrial Development Agency,
Civic Facility Revenue (Anderson Foundation for
Autism, Inc. Project) (LOC; M&T Trust)	0.07	8/7/15	2,900,000	[a]	2,900,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.10	8/7/15	600,000	[a]	600,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.15	8/7/15	995,000	[a]	995,000
Ithaca, GO Notes, BAN	1.00	2/19/16	2,000,000		2,006,054
Middletown, GO Notes, BAN	1.00	2/19/16	1,000,000		1,003,857
Nassau County Interim Finance Authority, Sales Tax Secured
Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.02	8/7/15	2,000,000	[a]	2,000,000
New York City, GO Notes (Liquidity Facility; JPMorgan Chase Bank)	0.01	8/3/15	3,000,000	[a]	3,000,000
New York City, GO Notes (LOC; Mizuho Bank, Ltd.)	0.01	8/3/15	7,900,000	[a]	7,900,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program—Cobble Hill Health
Center, Inc. Project) (LOC; Bank of America)	0.10	8/7/15	750,000	[a]	750,000
New York City Housing Development Corporation, MFHR
(Beulah Year 15 Project) (Liquidity Facility; JPMorgan Chase Bank)	0.02	8/7/15	2,000,000	[a]	2,000,000
New York City Housing Development Corporation, MFHR
(Sustainable Neighborhood) (Liquidity Facility; Citibank NA)	0.02	8/7/15	500,000	[a]	500,000
New York City Industrial Development Agency, Civic Facility and
Improvement Revenue, Refunding (American Civil Liberties Union
Foundation, Inc. Project) (LOC; JPMorgan Chase Bank)	0.01	8/3/15	1,700,000	[a]	1,700,000
New York City Industrial Development Agency,
Civic Facility Revenue (Brooklyn United Methodist
Church Home Project) (LOC; TD Bank)	0.02	8/7/15	365,000	[a]	365,000
New York City Industrial Development Agency,
Civic Facility Revenue (Sephardic Community
Youth Center, Inc. Project) (LOC; M&T Trust)	0.07	8/7/15	2,200,000	[a]	2,200,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin,
Services to Families and Children Project) (LOC; TD Bank)	0.06	8/7/15	2,600,000	[a]	2,600,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)

Short-Term Investments (continued)
New York City Municipal Water Finance Authority,
Water and Sewer System Second General
Resolution Revenue (Liquidity Facility;
California State Teachers Retirement System)	0.01	8/3/15	2,400,000	[a]	2,400,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General
Resolution Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.02	8/3/15	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General Resolution
Revenue (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.02	8/7/15	3,500,000	[a]	3,500,000
New York City Municipal Water Finance Authority,
Water and Sewer System Second General
Resolution Revenue (Liquidity Facility; TD Bank)	0.01	8/3/15	1,000,000	[a]	1,000,000
New York City Transitional Finance Authority,
Future Tax Secured Subordinate Revenue	4.00	8/1/15	500,000		500,104
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.01	8/3/15	2,300,000	[a]	2,300,000
New York State Dormitory Authority, Revenue
(Highland Community Development Corporation)
(LOC; HSBC Bank USA)	0.06	8/7/15	1,200,000	[a]	1,200,000
New York State Dormitory Authority, Revenue
(Le Moyne College) (LOC; TD Bank)	0.02	8/7/15	1,485,000	[a]	1,485,000
New York State Housing Finance Agency, Housing Revenue
(20 River Terrace) (Liquidity Facility; FNMA and LOC; FNMA)	0.01	8/7/15	2,500,000	[a]	2,500,000
New York State Housing Finance Agency,
Housing Revenue (29 Flatbush Avenue)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.04	8/7/15	4,500,000	[a]	4,500,000
New York State Housing Finance Agency,
Housing Revenue (555 Tenth Avenue)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.03	8/7/15	1,000,000	[a]	1,000,000
New York State Housing Finance Agency, Housing Revenue
(Baisley Park Gardens) (LOC; Citibank NA)	0.05	8/7/15	6,035,000	[a]	6,035,000
New York State Housing Finance Agency, Housing Revenue
(North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.01	8/7/15	2,000,000	[a]	2,000,000
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.07	8/7/15	200,000	[a]	200,000

The Funds 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments (continued)
Putnam County Industrial Development Agency, Civic Facility
Revenue (United Cerebral Palsy of Putnam and
Southern Dutchess Project) (LOC; TD Bank)	0.02	8/7/15	1,400,000	[a]	1,400,000
Saratoga County Capital Resource Corporation, Revenue
(The Saratoga Hospital Project) (LOC; HSBC Bank USA)	0.02	8/7/15	1,400,000	[a]	1,400,000
Smithtown Central School District, GO Notes,
Refunding (School District Bonds)	3.00	10/15/15	1,000,000		1,005,758
Sodus Central School District, GO Notes, BAN	1.00	2/3/16	1,000,000		1,002,380
Syracuse Industrial Development Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.02	8/7/15	985,000	[a]	985,000
Triborough Bridge and Tunnel Authority, General Revenue
(MTA Bridges and Tunnels) (LOC; State Street Bank and Trust Co.)	0.01	8/7/15	3,735,000	[a]	3,735,000

Total Investments (cost $81,770,806)			99.2%		81,770,806
Cash and Receivables (Net)			.8%		676,435
Net Assets			100.0%		82,447,241

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Housing	22.5	Special Tax	5.8
City	16.9	Health Care	5.7
Education	16.0	Transportation Services	4.5
Utility-Water and Sewer	12.0	Other	3.2
Industrial	6.4
Lease	6.2		99.2

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Funds 49

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2015 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus		Dreyfus
	Dreyfus	Government	Government	Treasury &		Treasury
	Cash	Cash	Prime Cash	Agency Cash		Prime Cash
	Management	Management	Management	Management		Management
Assets ($):
Investments at value—Note 1(a,b)†	27,406,844,273[a] 20,594,170,639[a]		4,145,409,571	21,209,979,934	[a]	39,588,852,478
Cash	316,668	150,656	781,476	4,463,096		2,001,546
Interest receivable	4,278,542	2,227,583	466,370	17,830,921		10,220,413
Receivable for shares of
Beneficial Interest subscribed	17,438	1,087	—	—		302
Prepaid expenses and other assets	295,994	213,928	138,809	221,849		280,749
	27,411,752,915	20,596,763,893	4,146,796,226	21,232,495,800		39,601,355,488
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	4,853,746	2,001,849	308,791	1,636,993		1,489,782
Payable for investment securities purchased	250,000,000	—	—	—		—
Payable for shares of
Beneficial Interest redeemed	527,536	7,552	—	3,028,681		4,142
Accrued expenses	420,352	185,167	84,601	94,181		228,308
	255,801,634	2,194,568	393,392	4,759,855		1,722,232
Net Assets ($)	27,155,951,281	20,594,569,325	4,146,402,834	21,227,735,945		39,599,633,256
Composition of Net Assets ($):
Paid-in capital	27,155,945,720	20,594,608,399	4,146,438,545	21,227,824,100		39,599,610,690
Accumulated net realized
gain (loss) on investments	5,561	(39,074)	(35,711)	(88,155)		22,566
Net Assets ($)	27,155,951,281	20,594,569,325	4,146,402,834	21,227,735,945		39,599,633,256
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	22,664,802,053	17,782,207,980	2,870,142,690	17,100,769,473		31,542,689,551
Shares Outstanding	22,664,794,201	17,782,270,938	2,870,168,417	17,100,843,029		31,542,664,600
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00		1.00
Investor Shares
Net Assets ($)	1,814,879,863	2,119,875,054	536,524,872	2,866,753,423		3,765,643,242
Shares Outstanding	1,814,882,163	2,119,880,366	536,530,553	2,866,764,259		3,765,664,174
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00		1.00

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,621,531,558	531,267,280	400,326,593	567,064,207	648,939,989
Shares Outstanding	1,621,536,024	531,267,841	400,330,529	567,066,622	648,939,276
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	925,995,582	59,867,164	322,306,192	659,085,444	3,580,337,489
Shares Outstanding	925,990,720	59,867,358	322,309,894	659,086,683	3,580,319,730
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	—	—	3,940,632	—
Shares Outstanding	—	—	—	3,940,651	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Select Shares
Net Assets ($)	—	—	—	4,311,227	—
Shares Outstanding	—	—	—	4,311,229	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
Agency Shares
Net Assets ($)	128,742,225	101,351,847	17,102,487	7,223,713	62,022,985
Shares Outstanding	128,742,612	101,353,294	17,102,954	7,223,751	62,022,910
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	18,587,826	—
Shares Outstanding	—	—	—	18,587,876	—
Net Asset Value Per Share ($)	—	—	—	1.00	—
† Investments at cost ($)	27,406,844,273	20,594,170,639	4,145,409,571	21,209,979,934	39,588,852,478

a Amount includes repurchase agreements of $2,450,000,000, $9,250,000,000 and $10,676,000,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and
Dreyfus Treasury & Agency Cash Management, respectively. See Note 1(b).

See notes to financial statements.

The Funds 51

STATEMENTS OF ASSETS AND LIABILITIES (continued)
July 31, 2015 (Unaudited)

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	299,942,266	310,735,602	1,890,453,445	383,870,658	81,770,806
Cash	2,780,826	1,273,810	53,546,002	536,906	106,633
Interest receivable	489,698	307,204	1,044,313	126,951	49,357
Receivable for investment securities sold	—	—	—	—	500,012
Prepaid expenses and other assets	44,619	29,407	67,928	20,737	48,511
	303,257,409	312,346,023	1,945,111,688	384,555,252	82,475,319
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	31,874	38,416	169,319	34,009	1,660
Payable for investment securities purchased	7,947,565	2,212,798	18,663,765	—	—
Payable for shares of Beneficial
Interest redeemed	56,887	1,424	6,521	—	—
Accrued expenses	28,402	25,444	55,832	545	26,418
	8,064,728	2,278,082	18,895,437	34,554	28,078
Net Assets ($)	295,192,681	310,067,941	1,926,216,251	384,520,698	82,447,241
Composition of Net Assets ($):
Paid-in capital	295,164,956	310,065,664	1,926,076,415	384,512,312	82,441,714
Accumulated net realized
gain (loss) on investments	27,725	2,277	139,836	8,386	5,527
Net Assets ($)	295,192,681	310,067,941	1,926,216,251	384,520,698	82,447,241
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	119,007,521	84,702,179	1,559,638,011	185,306,512	63,349,302
Shares Outstanding	118,876,678	84,703,641	1,559,526,777	185,298,261	63,317,127
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	118,154,105	212,681,455	301,442,732	192,714,267	16,734,585
Shares Outstanding	118,021,424	212,681,526	301,419,405	192,704,086	16,726,617
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	39,303,639	11,886,807	31,850,922	122,685	2,339,731
Shares Outstanding	39,259,415	11,886,683	31,848,557	122,634	2,338,483
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	18,726,378	797,500	33,284,586	6,377,234	—
Shares Outstanding	18,705,902	797,490	33,281,676	6,376,220	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Agency Shares
Net Assets ($)	1,038	—	—	—	—
Shares Outstanding	1,036	—	—	—	—
Net Asset Value Per Share ($)	1.00	—	—	—	—
Classic Shares
Net Assets ($)	—	—	—	—	23,623
Shares Outstanding	—	—	—	—	23,611
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	299,942,266	310,735,602	1,890,453,445	383,870,658	81,770,806

See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended July 31, 2015 (Unaudited)

		Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Government	Government	Treasury &	Treasury
	Cash	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Management	Management	Management	Management
Investment Income ($):
Interest Income	29,091,732	10,725,318	1,508,338	8,377,623	6,509,567
Expenses:
Management fee—Note 2(a)	25,757,804	19,193,584	4,108,963	19,514,856	37,343,422
Service plan fees—Note 2(b)	4,861,051	2,863,277	1,359,631	4,758,894	13,292,158
Custodian fees—Note 2(c)	440,068	283,992	82,046	276,003	508,537
Prospectus and shareholders’ reports	392,848	170,231	37,190	14,025	101,308
Shareholder servicing costs—Note 2(c)	260,579	258,191	56,308	106,131	484,913
Registration fees	139,429	95,890	96,702	137,728	102,883
Trustees’ fees and expenses—Note 2(d)	95,940	68,089	14,926	67,347	134,133
Professional fees	55,550	40,129	25,856	40,831	46,460
Miscellaneous	167,767	115,793	29,858	111,599	192,206
Total Expenses	32,171,036	23,089,176	5,811,480	25,027,414	52,206,020
Less—reduction in expenses
due to undertakings—Note 2(a)	(6,936,245)	(13,323,121)	(4,303,585)	(17,625,427)	(45,702,283)
Less—reduction in fees
due to earnings credits—Note 2(c)	(14,989)	(147)	(257)	(48)	(656)
Net Expenses	25,219,802	9,765,908	1,507,638	7,401,939	6,503,081
Investment Income—Net	3,871,930	959,410	700	975,684	6,486
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	4,846	25,205	2,193	2,232	511,145
Net Increase in Net Assets
Resulting from Operations	3,876,776	984,615	2,893	977,916	517,631

See notes to financial statements.

The Funds 53

STATEMENTS OF OPERATIONS (continued)
Six Months Ended July 31, 2015 (Unaudited)

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	180,736	229,832	885,594	171,699	47,481
Expenses:
Management fee—Note 2(a)	323,060	346,556	1,981,732	439,901	89,307
Service plan fees—Note 2(b)	222,941	293,537	517,540	309,109	27,152
Registration fees	37,934	18,186	61,096	5,491	30,102
Professional fees	34,477	36,000	36,229	25,315	23,503
Custodian fees—Note 2(c)	19,009	18,214	58,791	18,962	7,496
Prospectus and shareholders’ reports	10,785	10,294	12,038	9,335	8,765
Shareholder servicing costs—Note 2(c)	6,986	14,082	64,268	59,517	10,504
Trustees’ fees and expenses—Note 2(d)	1,089	1,075	5,967	1,403	283
Miscellaneous	28,478	24,555	58,642	21,261	20,654
Total Expenses	684,759	762,499	2,796,303	890,294	217,766
Less—reduction in expenses
due to undertakings—Note 2(a)	(504,079)	(532,726)	(1,911,063)	(718,674)	(170,300)
Less—reduction in fees due
to earnings credits—Note 2(c)	(2)	(2)	(4)	(1)	(1)
Net Expenses	180,678	229,771	885,236	171,619	47,465
Investment Income—Net	58	61	358	80	16
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	40,724	2,277	148,677	8,310	5,527
Net Increase in Net Assets
Resulting from Operations	40,782	2,338	149,035	8,390	5,543

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

			Dreyfus Government
	Dreyfus Cash Management		Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2015	January 31,	July 31, 2015	January 31,
	(Unaudited)	2015	(Unaudited)	2015
Operations ($):
Investment income—net	3,871,930	6,805,987	959,410	1,768,751
Net realized gain (loss) on investments	4,846	57,265	25,205	48,808
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,876,776	6,863,252	984,615	1,817,559
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(3,871,167)	(6,836,284)	(829,850)	(1,491,844)
Investor Shares	(298)	(2,882)	(96,328)	(201,802)
Administrative Shares	(277)	(2,671)	(24,558)	(49,613)
Participant Shares	(165)	(1,829)	(4,546)	(16,024)
Agency Shares	(23)	(320)	(4,128)	(9,468)
Total Dividends	(3,871,930)	(6,843,986)	(959,410)	(1,768,751)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	46,728,740,984	82,582,123,199	51,395,804,467	84,638,110,766
Investor Shares	2,104,297,683	6,099,627,846	1,961,156,788	6,112,447,235
Administrative Shares	7,185,161,514	12,412,663,494	392,125,750	1,089,427,338
Participant Shares	764,308,226	2,154,766,733	396,568,835	924,739,053
Agency Shares	369,450,588	855,852,789	148,699,757	996,752,949
Net assets received in connection
with reorganization—Note 1	518,903,511	—	—	—
Dividends reinvested:
Institutional Shares	576,125	1,403,773	179,579	330,082
Investor Shares	199	1,729	67,542	134,870
Administrative Shares	267	2,165	15,863	33,192
Participant Shares	165	1,617	2,318	10,915
Agency Shares	—	12	12	31
Cost of shares redeemed:
Institutional Shares	(47,692,740,136)	(83,830,598,138)	(50,488,749,499)	(82,340,940,799)
Investor Shares	(2,166,849,542)	(6,450,279,571)	(2,081,256,450)	(5,735,782,002)
Administrative Shares	(7,085,588,181)	(12,313,511,451)	(369,853,780)	(1,095,586,264)
Participant Shares	(907,084,847)	(2,135,167,328)	(450,438,346)	(985,386,359)
Agency Shares	(381,262,253)	(901,417,293)	(148,321,692)	(997,439,344)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(562,085,697)	(1,524,530,424)	756,001,144	2,606,851,663
Total Increase (Decrease) In Net Assets	(562,080,851)	(1,524,511,158)	756,026,349	2,606,900,471
Net Assets ($):
Beginning of Period	27,718,032,132	29,242,543,290	19,838,542,976	17,231,642,505
End of Period	27,155,951,281	27,718,032,132	20,594,569,325	19,838,542,976

See notes to financial statements.

The Funds 55

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Government		Dreyfus Treasury &
	Prime Cash Management		Agency Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2015	January 31,	July 31, 2015	January 31,
	(Unaudited)	2015	(Unaudited)	2015
Operations ($):
Investment income—net	700	1,508	975,684	1,824,547
Net realized gain (loss) on investments	2,193	(9,698)	2,232	57,797
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,893	(8,190)	977,916	1,882,344
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(536)	(1,185)	(788,807)	(1,470,682)
Investor Shares	(89)	(172)	(123,271)	(236,577)
Administrative Shares	(23)	(61)	(28,319)	(58,846)
Participant Shares	(50)	(86)	(33,035)	(52,790)
Service Shares	—	—	(201)	(520)
Select Shares	—	—	(234)	(495)
Agency Shares	(2)	(4)	(503)	(1,825)
Premier Shares	—	—	(1,314)	(2,812)
Total Dividends	(700)	(1,508)	(975,684)	(1,824,547)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	3,333,518,541	8,097,614,474	33,754,577,285	66,793,911,086
Investor Shares	601,987,742	1,509,876,173	4,594,380,591	8,736,912,843
Administrative Shares	2,004,232,620	3,205,295,040	727,035,959	1,573,997,416
Participant Shares	825,855,008	1,345,431,108	1,285,635,998	2,940,563,808
Service Shares	—	—	5,262,777	11,215,443
Select Shares	—	—	8,592,693	26,212,244
Agency Shares	7,825,288	10,842,331	38,409,598	74,178,256
Premier Shares	—	—	154,849,230	383,446,388
Dividends reinvested:
Institutional Shares	43	64	183,587	328,201
Investor Shares	66	126	51,021	93,196
Administrative Shares	23	54	20,369	41,731
Participant Shares	44	72	17,664	25,680
Service Shares	—	—	4	15
Cost of shares redeemed:
Institutional Shares	(3,415,384,657)	(9,056,660,142)	(33,034,221,620)	(65,481,891,637)
Investor Shares	(525,585,350)	(1,564,480,811)	(4,092,327,104)	(8,442,012,285)
Administrative Shares	(1,904,793,546)	(3,417,398,380)	(694,024,537)	(1,601,606,809)
Participant Shares	(803,904,936)	(1,258,434,064)	(1,280,994,785)	(2,798,908,866)
Service Shares	—	—	(6,316,862)	(14,338,455)
Select Shares	—	—	(8,637,436)	(25,671,903)
Agency Shares	(1,498,139)	(10,056,108)	(39,746,098)	(88,011,837)
Premier Shares	—	—	(153,707,678)	(378,414,322)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	122,252,747	(1,137,970,063)	1,259,040,656	1,710,070,193
Total Increase (Decrease) In Net Assets	122,254,940	(1,137,979,761)	1,259,042,888	1,710,127,990
Net Assets ($):
Beginning of Period	4,024,147,894	5,162,127,655	19,968,693,057	18,258,565,067
End of Period	4,146,402,834	4,024,147,894	21,227,735,945	19,968,693,057

See notes to financial statements.

	Dreyfus Treasury		Dreyfus Municipal
	Prime Cash Management		Cash Management Plus
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2015	January 31,	July 31, 2015	January 31,
	(Unaudited)	2015	(Unaudited)	2015
Operations ($):
Investment income—net	6,486	12,184	58	103
Net realized gain (loss) on investments	511,145	228,677	40,724	(3,439)
Net Increase (Decrease) in Net Assets
Resulting from Operations	517,631	240,861	40,782	(3,336)
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(5,236)	(9,890)	(24)	(26)
Investor Shares	(379)	(764)	(26)	(53)
Administrative Shares	(119)	(263)	(6)	(20)
Participant Shares	(749)	(1,261)	(2)	(4)
Agency Shares	(3)	(6)	—	—
Total Dividends	(6,486)	(12,184)	(58)	(103)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	37,484,745,597	59,784,754,635	344,123,340	325,584,001
Investor Shares	6,963,136,070	13,894,456,452	132,398,775	253,577,117
Administrative Shares	844,460,800	1,690,910,486	33,986,196	139,285,011
Participant Shares	8,826,901,626	15,556,060,384	17,615,659	40,097,497
Agency Shares	106,374,637	311,196,536	—	—
Dividends reinvested:
Institutional Shares	986	1,918	6	11
Investor Shares	333	597	25	52
Administrative Shares	108	240	6	19
Participant Shares	571	933	2	4
Agency Shares	2	5	—	—
Cost of shares redeemed:
Institutional Shares	(34,754,949,199)	(63,420,186,969)	(286,747,291)	(353,621,431)
Investor Shares	(6,746,563,768)	(13,699,502,830)	(169,374,022)	(250,778,769)
Administrative Shares	(878,843,025)	(1,706,125,047)	(25,778,981)	(184,729,168)
Participant Shares	(9,557,787,114)	(14,708,696,491)	(13,346,348)	(33,900,477)
Agency Shares	(80,414,461)	(317,317,903)	(1)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,207,063,163	(2,614,447,054)	32,877,366	(64,486,133)
Total Increase (Decrease) In Net Assets	2,207,574,308	(2,614,218,377)	32,918,090	(64,489,572)
Net Assets ($):
Beginning of Period	37,392,058,948	40,006,277,325	262,274,591	326,764,163
End of Period	39,599,633,256	37,392,058,948	295,192,681	262,274,591

See notes to financial statements.

The Funds 57

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus New York		Dreyfus Tax Exempt
	Municipal Cash Management		Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2015	January 31,	July 31, 2015	January 31,
	(Unaudited)	2015	(Unaudited)	2015
Operations ($):
Investment income—net	61	148	358	778
Net realized gain (loss) on investments	2,277	—	148,677	133,541
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,338	148	149,035	134,319
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(17)	(41)	(282)	(98,607)
Investor Shares	(41)	(102)	(60)	(22,959)
Administrative Shares	(3)	(4)	(9)	(2,597)
Participant Shares	—	(1)	(7)	(1,863)
Total Dividends	(61)	(148)	(358)	(126,026)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	82,989,818	189,169,824	2,961,726,477	6,179,346,863
Investor Shares	134,124,401	582,250,281	391,455,803	955,943,437
Administrative Shares	14,529,132	18,735,667	34,875,051	69,761,720
Participant Shares	465,899	6,447,308	65,157,225	95,639,018
Dividends reinvested:
Institutional Shares	1	2	96	36,546
Investor Shares	38	91	33	11,726
Administrative Shares	3	4	8	2,538
Participant Shares	—	—	3	1,084
Cost of shares redeemed:
Institutional Shares	(123,938,460)	(205,487,318)	(3,019,882,223)	(6,411,400,836)
Investor Shares	(182,112,383)	(677,121,290)	(468,321,228)	(986,266,168)
Administrative Shares	(12,818,080)	(18,474,690)	(54,526,918)	(72,876,754)
Participant Shares	(864,066)	(8,493,346)	(62,994,412)	(108,705,798)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(87,623,697)	(112,973,467)	(152,510,085)	(278,506,624)
Total Increase (Decrease) In Net Assets	(87,621,420)	(112,973,467)	(152,361,408)	(278,498,331)
Net Assets ($):
Beginning of Period	397,689,361	510,662,828	2,078,577,659	2,357,075,990
End of Period	310,067,941	397,689,361	1,926,216,251	2,078,577,659

See notes to financial statements.

	Dreyfus California AMT-Free		Dreyfus New York AMT-Free
	Municipal Cash Management		Municipal Cash Management
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	July 31, 2015	January 31,	July 31, 2015	January 31,
	(Unaudited)	2015	(Unaudited)	2015
Operations ($):
Investment income—net	80	166	16	35
Net realized gain (loss) on investments	8,310	76	5,527	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,390	242	5,543	35
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(32)	(64)	(13)	(25)
Investor Shares	(46)	(92)	(3)	(9)
Administrative Shares	—	(1)	—	(1)
Participant Shares	(2)	(9)	—	—
Total Dividends	(80)	(166)	(16)	(35)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	156,831,457	431,038,733	38,318,174	65,146,952
Investor Shares	340,084,623	707,797,036	27,423,679	116,031,528
Administrative Shares	2,197,745	7,217,902	4,608,103	7,454,189
Participant Shares	57,553,657	160,670,288	—	—
Classic Shares	—	—	—	86,396,363
Dividends reinvested:
Institutional Shares	32	46	13	4
Investor Shares	46	85	3	—
Administrative Shares	—	—	—	1
Participant Shares	2	9	—	—
Cost of shares redeemed:
Institutional Shares	(173,766,492)	(373,655,400)	(45,201,010)	(67,160,738)
Investor Shares	(380,007,610)	(711,893,433)	(63,328,079)	(88,508,157)
Administrative Shares	(2,528,101)	(9,998,977)	(4,798,450)	(8,609,975)
Participant Shares	(65,850,526)	(170,153,606)	—	—
Classic Shares	—	—	—	(91,197,109)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(65,485,167)	41,022,683	(42,977,567)	19,553,058
Total Increase (Decrease) In Net Assets	(65,476,857)	41,022,759	(42,972,040)	19,553,058
Net Assets ($):
Beginning of Period	449,997,555	408,974,796	125,419,281	105,866,223
End of Period	384,520,698	449,997,555	82,447,241	125,419,281

See notes to financial statements.

The Funds 59

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.04	[b]	.21	[b]	.19	[b]	.04	[b]	22,664,802
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.03		.21		.15		.03		23,109,317
2014	1.00	.000	[a]	(.000)[a]	1.00	.04		.21		.15		.04		24,356,373
2013	1.00	.001		(.001)	1.00	.08		.21		.21		.08		23,193,207
2012	1.00	.001		(.001)	1.00	.07		.21		.19		.07		22,695,256
2011	1.00	.001		(.001)	1.00	.15		.21		.21		.14		24,512,113
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.46	[b]	.23	[b]	.00	[b,c]	1,814,880
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.18		.00	[c]	1,877,431
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.19		.00	[c]	2,228,079
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.29		.00	[c]	2,692,003
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.26		.00	[c]	2,990,647
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.35		.00	[c]	2,948,841
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.31	[b]	.23	[b]	.00	[b,c]	1,621,532
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.18		.00	[c]	1,521,958
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.19		.00	[c]	1,422,803
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.28		.00	[c]	1,271,175
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.25		.00	[c]	941,381
2011	1.00	.001		(.001)	1.00	.05		.31		.30		.05		791,969
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.61	[b]	.23	[b]	.00	[b,c]	925,996
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.18		.00	[c]	1,068,772
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.19		.00	[c]	1,049,170
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.29		.00	[c]	768,484
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.25		.00	[c]	825,875
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.36		.00	[c]	615,906
Agency Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.27	[b]	.23	[b]	.00	[b,c]	128,742
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.18		.00	[c]	140,554
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.19		.00	[c]	186,118
2013	1.00	.000	[a]	(.000)[a]	1.00	.03		.27		.26		.03		127,787
2012	1.00	.000	[a]	(.000)[a]	1.00	.02		.27		.23		.01		186,105
2011	1.00	.001		(.001)	1.00	.09		.27		.27		.09		60,157

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		to Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Government
Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.21	[b]	.10	[b]	.01	[b]	17,782,208
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.07		.01		16,874,952
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.09		.01		14,577,411
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.16		.01		13,228,266
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.13		.00	[c]	18,081,580
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.21		.21		.04		20,528,937
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.46	[b]	.10	[b]	.01	[b]	2,119,875
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.07		.01		2,239,904
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.09		.01		1,863,099
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.16		.01		1,766,148
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.13		.00	[c]	1,510,010
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.25		.00	[c]	1,704,545
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.31	[b]	.10	[b]	.01	[b]	531,267
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.07		.01		508,979
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.09		.01		515,103
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.16		.01		978,966
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.14		.00	[c]	1,102,838
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.25		.00	[c]	1,091,277
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.62	[b]	.10	[b]	.01	[b]	59,867
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.07		.01		113,734
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.10		.01		174,370
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.16		.01		287,322
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.14		.00	[c]	289,269
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.25		.00	[c]	530,807
Agency Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.27	[b]	.10	[b]	.01	[b]	101,352
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.07		.01		100,974
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.10		.01		101,660
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.15		.01		78,523
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.14		.00	[c]	85,530
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.25		.00	[c]	130,325

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 61

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		to Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Government Prime
Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.22	[b]	.07	[b]	.00	[b,c]	2,870,143
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.22		.06		.00	[c]	2,952,007
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.22		.08		.00	[c]	3,911,061
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.12		.00	[c]	3,518,598
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.22		.11		.00	[c]	3,543,443
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22		.20		.01		2,791,718
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.46	[b]	.07	[b]	.00	[b,c]	536,525
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.06		.00	[c]	460,122
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.08		.00	[c]	514,728
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.12		.00	[c]	453,596
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.12		.00	[c]	482,094
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.22		.00	[c]	556,952
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.33	[b]	.07	[b]	.00	[b,c]	400,327
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.33		.06		.00	[c]	300,887
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.33		.08		.00	[c]	512,911
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.12		.00	[c]	567,735
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.12		.00	[c]	632,286
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.22		.00	[c]	561,280
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.61	[b]	.07	[b]	.00	[b,c]	322,306
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.06		.00	[c]	300,356
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.08		.00	[c]	213,359
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.12		.00	[c]	229,473
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.13		.00	[c]	225,557
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.22		.00	[c]	476,337
Agency Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.27	[b]	.07	[b]	.00	[b,c]	17,102
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.06		.00	[c]	10,776
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.09		.00	[c]	9,989
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.12		.00	[c]	36,868
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.13		.00	[c]	11,562
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.28		.21		.00	[c]	55,713

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.21	[b]	.08	[b]	.01	[b]	17,100,769
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.06		.01		16,380,228
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.07		.01		15,067,833
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.13		.01		14,498,847
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.21		.09		.01		16,546,587
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.22		.20		.01		7,944,134
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.46	[b]	.08	[b]	.01	[b]	2,866,753
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.06		.01		2,364,649
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.07		.01		2,069,648
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.13		.01		2,270,017
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.46		.09		.01		2,176,009
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.20		.00	[c]	1,823,005
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.31	[b]	.08	[b]	.01	[b]	567,064
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.06		.01		534,032
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.07		.01		561,598
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.13		.01		620,440
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.31		.09		.01		602,077
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.20		.00	[c]	422,308
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.61	[b]	.08	[b]	.01	[b]	659,085
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.06		.01		654,427
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.07		.01		512,744
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.13		.01		603,156
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.61		.09		.01		888,881
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.20		.00	[c]	418,139

The Funds 63

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Treasury & Agency
Cash Management (continued)
Service Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.71	[b]	.07	[b]	.01	[b]	3,941
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.71		.06		.01		4,995
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.71		.08		.01		8,118
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.71		.12		.01		15,393
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.73		.10		.01		31,920
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.71		.21		.00	[c]	5,170
Select Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	1.01	[b]	.08	[b]	.01	[b]	4,311
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01		.06		.01		4,356
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01		.08		.01		3,816
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01		.13		.01		6,319
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		1.01		.09		.01		23,804
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	1.01		.20		.00	[c]	19,108
Agency Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.27	[b]	.08	[b]	.01	[b]	7,224
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.06		.01		8,560
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.08		.01		22,394
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.14		.01		28,052
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.27		.10		.01		22,797
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.20		.00	[c]	38,280
Premier Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.02	[b]	.52	[b]	.08	[b]	.01	[b]	18,588
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.52		.06		.01		17,446
2014	1.00	.000	[a]	(.000)[a]	1.00	.01		.52		.07		.01		12,414
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.52		.14		.01		25,154
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.52		.10		.01		30,800
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.52		.20		.00	[c]	52,176

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Treasury
Prime Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.21	[b]	.03	[b]	.00	[b,c]	31,542,690
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.04		.00	[c]	28,812,494
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.06		.00	[c]	32,447,753
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.09		.00	[c]	24,581,949
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.22		.06		.00	[c]	18,888,211
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.21		.14		.00	[c]	15,015,741
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.47	[b]	.03	[b]	.00	[b,c]	3,765,643
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.04		.00	[c]	3,549,024
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.06		.00	[c]	3,354,045
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.09		.00	[c]	4,067,494
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.06		.00	[c]	4,150,220
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.14		.00	[c]	3,214,724
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.31	[b]	.04	[b]	.00	[b,c]	648,940
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.04		.00	[c]	683,313
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.06		.00	[c]	698,523
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.09		.00	[c]	749,657
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.08		.00	[c]	609,825
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.31		.14		.00	[c]	1,053,916
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.61	[b]	.03	[b]	.00	[b,c]	3,580,337
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.04		.00	[c]	4,311,165
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.06		.00	[c]	3,463,773
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.09		.00	[c]	3,674,210
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.06		.00	[c]	2,866,413
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.15		.00	[c]	2,163,418
Agency Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.28	[b]	.04	[b]	.00	[b,c]	62,023
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.04		.00	[c]	36,063
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.05		.00	[c]	42,183
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.08		.00	[c]	24,151
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.26		.05		.00	[c]	20,746
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.11		.00	[c]	21,383

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 65

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Municipal
Cash Management Plus
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.29	[b]	.11	[b]	.00	[b,c]	119,008
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.29		.13		.00	[c]	61,570
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.27		.20		.00	[c]	89,617
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.24		.23		.01		352,511
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24		.22		.03		346,483
2011	1.00	.001		(.001)	1.00	.13		.24		.24		.13		362,874
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.53	[b]	.11	[b]	.00	[b,c]	118,154
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.54		.13		.00	[c]	155,166
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.52		.19		.00	[c]	152,336
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.25		.00	[c]	211,525
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.25		.00	[c]	257,005
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.48		.37		.00	[c]	258,689
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.38	[b]	.12	[b]	.00	[b,c]	39,304
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.39		.13		.00	[c]	31,086
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.37		.18		.00	[c]	76,562
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.25		.00	[c]	208,190
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.26		.00	[c]	212,930
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.33		.33		.04		376,666
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.68	[b]	.11	[b]	.00	[b,c]	18,726
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.69		.13		.00	[c]	14,452
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.67		.19		.00	[c]	8,248
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.65		.25		.00	[c]	20,524
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.25		.00	[c]	24,990
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.63		.37		.00	[c]	22,516
Agency Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.35	[b]	.11	[b]	.00	[b,c]	1
Year Ended January 31,
2015	1.00	—		—	1.00	.00	[c]	.35		.12		—		1
2014	1.00	—		—	1.00	.00	[c]	.33		.19		—		1
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.30		.25		.00	[c]	15
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.30		.24		.01		15
2011	1.00	.001		(.001)	1.00	.06		.30		.30		.06		15

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus New York Municipal
Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.29	[b]	.14	[b]	.00	[b,c]	84,702
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.25		.13		.00	[c]	125,650
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.26		.18		.00	[c]	141,968
2013	1.00	.000	[a]	(.000)[a]	1.00	.01		.25		.23		.01		133,276
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24		.21		.04		320,277
2011	1.00	.001		(.001)	1.00	.13		.24		.24		.12		459,347
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.51	[b]	.13	[b]	.00	[b,c]	212,681
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.50		.13		.00	[c]	260,668
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.50		.18		.00	[c]	355,539
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.50		.24		.00	[c]	199,883
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.25		.00	[c]	266,591
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.48		.36		.00	[c]	299,227
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.36	[b]	.13	[b]	.00	[b,c]	11,887
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.35		.13		.00	[c]	10,176
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.36		.19		.00	[c]	9,914
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.35		.25		.00	[c]	10,136
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.25		.00	[c]	21,442
2011	1.00	.000	[a]	(.000)[a]	1.00	.03		.34		.33		.03		47,354
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.68	[b]	.13	[b]	.00	[b,c]	798
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.66		.13		.00	[c]	1,195
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.66		.19		.00	[c]	3,242
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.66		.25		.00	[c]	13,184
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.25		.00	[c]	10,611
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.36		.00	[c]	21,797

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 67

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus Tax Exempt
Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.23	[b]	.09	[b]	.00	[b,c]	1,559,638
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.24		.10		.00	[c]	1,617,674
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.24		.13		.00	[c]	1,849,687
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.24		.21		.00	[c]	1,775,527
2012	1.00	.000	[a]	(.000)[a]	1.00	.03		.24		.20		.03		2,081,780
2011	1.00	.001		(.001)	1.00	.10		.23		.23		.09		2,830,672
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.47	[b]	.09	[b]	.00	[b,c]	301,443
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.47		.10		.00	[c]	378,285
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.14		.00	[c]	408,593
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.21		.00	[c]	442,625
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.47		.22		.00	[c]	379,559
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.47		.32		.00	[c]	344,181
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.32	[b]	.09	[b]	.00	[b,c]	31,851
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.32		.10		.00	[c]	51,500
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.14		.00	[c]	54,612
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.21		.00	[c]	66,416
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.32		.22		.00	[c]	75,666
2011	1.00	.000	[a]	(.000)[a]	1.00	.02		.32		.31		.01		72,419
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.62	[b]	.09	[b]	.00	[b,c]	33,285
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.01		.62		.10		.00	[c]	31,119
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.13		.00	[c]	44,184
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.20		.00	[c]	36,305
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.62		.21		.00	[c]	27,266
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.62		.32		.00	[c]	8,932

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.30	[b]	.08	[b]	.00	[b,c]	185,307
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.24		.08		.00	[c]	202,238
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.24		.13		.00	[c]	144,855
2013	1.00	.001		(.001)	1.00	.06		.24		.22		.01		198,492
2012	1.00	.001		(.001)	1.00	.05		.24		.22		.05		174,160
2011	1.00	.001		(.001)	1.00	.13		.24		.24		.13		135,333
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.49	[b]	.07	[b]	.00	[b,c]	192,714
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.08		.00	[c]	232,633
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.13		.00	[c]	236,729
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.48		.22		.00	[c]	211,609
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.50		.27		.00	[c]	203,459
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.49		.38		.00	[c]	56,114
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.36	[b]	.07	[b]	.00	[b,c]	123
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.09		.00	[c]	453
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.12		.00	[c]	3,234
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.35		.22		.00	[c]	1,369
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.35		.27		.01		1,979
2011	1.00	.000	[a]	(.000)[a]	1.00	.04		.35		.34		.03		13,569
Participant Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.64	[b]	.07	[b]	.00	[b,c]	6,377
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.08		.00	[c]	14,674
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.13		.00	[c]	24,157
2013	1.00	.000	[a]	(.000)[a]	1.00	.04		.63		.22		.00	[c]	33,530
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.28		.00	[c]	61,651
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.64		.38		.00	[c]	47,778

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds 69

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
												Ratio of Net
	Net Asset			Dividends	Net Asset			Ratio of		Ratio of		Investment		Net Assets
	Value	Net		from Net	Value			Total Expenses		Net Expenses		Income to		End of
	Beginning	Investment		Investment	End	Total		to Average		to Average		Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets		Net Assets		Net Assets		($ x1,000)
Dreyfus New York AMT-Free
Municipal Cash Management
Institutional Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.44	[b]	.11	[b]	.00	[b,c]	63,349
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.36		.13		.00	[c]	70,220
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.36		.19		.00	[c]	72,239
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.34		.28		.00	[c]	83,067
2012	1.00	.000	[a]	(.000)[a]	1.00	.02		.31		.25		.02		102,229
2011	1.00	.001		(.001)	1.00	.14		.31		.23		.14		80,529
Investor Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.65	[b]	.09	[b]	.00	[b,c]	16,735
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.13		.00	[c]	52,646
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.61		.19		.00	[c]	25,117
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.59		.27		.00	[c]	36,653
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.56		.28		.00	[c]	48,642
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.55		.37		.00	[c]	50,133
Administrative Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.51	[b]	.10	[b]	.00	[b,c]	2,340
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.14		.00	[c]	2,529
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.46		.19		.00	[c]	3,686
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.45		.27		.00	[c]	6,088
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.42		.28		.00	[c]	12,675
2011	1.00	.000	[a]	(.000)[a]	1.00	.05		.40		.33		.04		7,961
Classic Shares
Six Months Ended
July 31, 2015 (Unaudited)	1.00	.000	[a]	(.000)[a]	1.00	.00	[b,c]	.92	[b]	.10	[b]	.00	[b,c]	24
Year Ended January 31,
2015	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.86		.13		.00	[c]	24
2014	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.87		.18		.00	[c]	4,824
2013	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.84		.27		.00	[c]	1,605
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.81		.29		.00	[c]	271
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[c]	.81		.37		.00	[c]	9,235

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are diversified funds. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are exempt from federal income tax; Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are exempt from federal, New York state and New York city personal income taxes and Dreyfus California AMT-Free Municipal Cash Management is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

As of the close of business on June 19, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Boards, all of the assets, subject to the liabilities, of Touchstone Institutional Money Market Fund were transferred to Dreyfus Cash Management’s Institutional shares in exchange for shares of Beneficial Interest of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Touchstone Institutional Money Market Fund received Dreyfus Cash Management Fund’s Institutional shares in an amount equal to the aggregate net asset value of their investment in Touchstone Institutional Money Market Fund at the time of the exchange.The net asset value of the fund’s shares on the close of business on June 19, 2015 after the reorganization was $1.00 and a total of 518,912,697 shares were issued to shareholders of Touchstone Institutional Money Market Fund in the exchange.

The net assets prior to the acquisition as of the merger date for Touchstone Institutional Money Market Fund and Dreyfus Cash Management were as follows:

Net Assets ($)
Touchstone Institutional
Money Market Fund	518,903,511
Dreyfus Cash Management	25,471,743,505
Total	25,990,647,016

Assuming the merger had been completed on February 1, 2015, Dreyfus Cash Management’s pro forma results in the Statement of Operations during the period ended July 31, 2015 would have been as follows:

Net investment income	$ 3,894,388[1]
Net realized gain (loss)
on investments	$ 12,100[2]
Net increase (decrease) in net assets
resulting from operations	$ 3,906,488

[1]	$3,871,930 as reported in the Statement of Operations plus $22,458 Touchstone
Institutional Money Market Fund pre-merger.
[2]	$4,846 as reported in the Statement of Operations plus $7,254 Touchstone
Institutional Money Market Fund pre-merger.

The Funds 71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Touchstone Institutional Money Market Fund that have been included in the Dreyfus Cash Management Fund’s Statement of Operations since July 31, 2015.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management which do not offer Agency Shares. Dreyfus New York AMT-Free Municipal Cash Management also does not offer Participant Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management offers Classic Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

As of July 31, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the Agency Shares of Dreyfus Municipal Cash Management Plus.

As of July 31, 2015, Mellon Financial Corporation, an indirect subsidiary of BNY Mellon, held 109,043,000 Agency Shares of Dreyfus Cash Management and 934,571,000 Investor Shares of Dreyfus Treasury & Agency Cash Management.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company and the Trust enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of each fund’s Board of Trustees (the “Boards”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At July 31, 2015, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At July 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

Repurchase Agreements: Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury

& Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be credit-worthy by Dreyfus, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2015, the funds did not have any liabilities for any uncertain tax positions.

Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2015, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2015.

Table 1—Capital Loss Carryover

		Post-Enactment
		Short-Term
	2019 ($)†	Losses ($)††	Total ($)
Dreyfus Government Cash Management	—	64,279	64,279
Dreyfus Government Prime Cash Management	—	37,904	37,904
Dreyfus Treasury & Agency Cash Management	—	90,387	90,387
Dreyfus Treasury Prime Cash Management	—	488,580	488,580
Dreyfus Municipal Cash Management Plus	9,560	3,439	12,999

† If not applied, the carryover expires in the above fiscal year.
†† Post-enactment short-term capital losses can be carried forward for an unlimited period.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2015. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2015, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 3 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2015.

Table 3—Expense Reductions
Dreyfus Cash Management	$ 6,936,245
Dreyfus Government Cash Management	13,323,121
Dreyfus Government Prime
Cash Management	4,303,585

Table 3—Expense Reductions (continued)
Dreyfus Treasury & Agency
Cash Management	17,625,427
Dreyfus Treasury Prime
Cash Management	45,702,283
Dreyfus Municipal
Cash Management Plus	504,079
Dreyfus New York Municipal
Cash Management	532,726
Dreyfus Tax Exempt Cash Management	1,911,063
Dreyfus California AMT-Free
Municipal Cash Management	718,674
Dreyfus New York AMT-Free
Municipal Cash Management	170,300

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares, Agency Shares, Premier Shares and Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares,Administrative Shares, Participant Shares, Service Shares, Select Shares,Agency Shares, Premier Shares and Classic Shares pay the Distributor at annual rates of .25%, .10%, .40%, .50%, .80%, .06%, .31%, and .50%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of share-

Table 2—Tax Character of Distributions Paid

		2015
	Tax-Exempt	Ordinary	Long-Term
	Income ($)	Income ($)	Capital Gains ($)
Dreyfus Cash Management	—	6,843,986	—
Dreyfus Government Cash Management	—	1,768,751	—
Dreyfus Government Prime Cash Management	—	1,508	—
Dreyfus Treasury & Agency Cash Management	—	1,824,547	—
Dreyfus Treasury Prime Cash Management	—	12,184	—
Dreyfus Municipal Cash Management Plus	103	—	—
Dreyfus New York Municipal Cash Management	148	—	—
Dreyfus Tax Exempt Cash Management	778	13,090	112,158
Dreyfus California AMT-Free Municipal Cash Management	166	—	—
Dreyfus New York AMT-Free Municipal Cash Management	35	—	—

The Funds 75

holder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Service Shares, Select Shares,Agency Shares, Premier Shares and Classic Shares a consolidated state-ment.The Service Agent will generally also provide the holders of Investor Shares, Participant Shares, Service Shares, Select Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares, Service Shares, and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2015.

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets attributable to Institutional Shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Table 5 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended July 31, 2015.

Table 5—Shareholder Services Plan Fees
Institutional
Shares ($)
Dreyfus Cash Management	191,989
Dreyfus Government Cash Management	212,418
Dreyfus Government
Prime Cash Management	12,912
Dreyfus Treasury & Agency
Cash Management	82,597
Dreyfus Treasury Prime Cash Management	197,827
Dreyfus Municipal Cash Management Plus	6,154
Dreyfus New York
Municipal Cash Management	12,963
Dreyfus Tax Exempt Cash Management	61,983
Dreyfus California AMT-Free
Municipal Cash Management	59,193
Dreyfus New York AMT-Free
Municipal Cash Management	9,799

Table 4—Service Plan Fees

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	2,097,642	781,363	1,942,663	—	—	39,383	—	—
Dreyfus Government Cash Management	2,409,340	246,155	183,010	—	—	24,772	—	—
Dreyfus Government
Prime Cash Management	613,547	176,051	565,927	—	—	4,106	—	—
Dreyfus Treasury & Agency
Cash Management	3,081,571	283,675	1,321,190	10,029	18,676	3,018	40,735	—
Dreyfus Treasury
Prime Cash Management	4,385,851	328,276	8,568,508	—	—	9,523	—	—
Dreyfus Municipal Cash Management Plus	173,844	16,713	32,384	—	—	—	—	—
Dreyfus New York Municipal
Cash Management	285,548	5,775	2,214	—	—	—	—	—
Dreyfus Tax Exempt Cash Management	418,096	22,415	77,029	—	—	—	—	—
Dreyfus California AMT—Free
Municipal Cash Management	289,225	116	19,768	—	—	—	—	—
Dreyfus New York AMT—Free
Municipal Cash Management	25,655	1,438	—	—	—	—	—	59

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statement of Operations.

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 6 summarizes the amount each fund was charged during the period ended July 31, 2015 for transfer agency and cash management services, which are included in Shareholder servicing costs in the Statements of Operations.

Cash management fees were partially offset by earnings credits, also summarized in Table 6.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2015 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 7.

During the period ended July 31, 2015, each fund was charged $6,302 for services performed by the Chief Compliance Officer and his staff.

Table 6—Transfer Agency Agreement Fees and Cash Management Agreement Fees

	Transfer Agency	Dreyfus Transfer, Inc.	Dreyfus Transfer, Inc.
	Fees ($)	Cash Management Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	62,825	1,373	(66)
Dreyfus Government Cash Management	38,380	1,839	(89)
Dreyfus Government Prime Cash Management	37,370	1,809	(87)
Dreyfus Treasury & Agency Cash Management	20,205	1,009	(48)
Dreyfus Treasury Prime Cash Management	247,401	11,864	(569)
Dreyfus Municipal Cash Management Plus	687	34	(2)
Dreyfus New York Municipal Cash Management	947	47	(2)
Dreyfus Tax Exempt Cash Management	1,962	88	(4)
Dreyfus California AMT-Free Municipal Cash Management	291	11	(1)
Dreyfus New York AMT-Free Municipal Cash Management	604	30	(1)

Table 7—Custody Agreement Fees

	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	440,068	(14,923)
Dreyfus Government Cash Management	283,992	(58)
Dreyfus Government Prime Cash Management	82,046	(170)
Dreyfus Treasury & Agency Cash Management	276,003	—
Dreyfus Treasury Prime Cash Management	508,537	(87)
Dreyfus Municipal Cash Management Plus	19,009	—
Dreyfus New York Municipal Cash Management	18,214	—
Dreyfus Tax Exempt Cash Management	58,791	—
Dreyfus California AMT-Free Municipal Cash Management	18,962	—
Dreyfus New York AMT-Free Municipal Cash Management	7,496	—

The Funds 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 8 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Boards. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or

Table 8—Due to The Dreyfus Corporation and Affiliates

					Chief
				Shareholder	Compliance	Transfer
	Management	Service Plan	Custodian	Service	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Plan Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	4,427,118	831,737	423,341	38,000	4,225	—	(870,675)
Dreyfus Government
Cash Management	3,414,718	509,090	273,828	37,000	4,225	13,349	(2,250,361)
Dreyfus Government
Prime Cash Management	713,274	248,293	78,209	2,000	4,225	12,819	(750,029)
Dreyfus Treasury & Agency
Cash Management	3,435,117	853,762	281,911	17,000	4,225	7,879	(2,962,901)
Dreyfus Treasury Prime
Cash Management	6,510,699	2,148,454	508,746	31,000	4,225	81,661	(7,795,003)
Dreyfus Municipal
Cash Management Plus	53,108	37,056	19,417	1,000	4,225	252	(83,184)
Dreyfus New York
Municipal Cash Management	55,318	48,718	17,271	1,000	4,225	396	(88,512)
Dreyfus Tax Exempt
Cash Management	334,273	80,515	58,534	18,000	4,225	658	(326,886)
Dreyfus California AMT-Free
Municipal Cash Management	68,642	45,239	21,259	5,000	4,225	121	(110,477)
Dreyfus New York AMT-Free
Municipal Cash Management	14,274	3,912	7,425	1,000	4,225	288	(29,464)

could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 9 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2015.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

Table 9—Affiliated Portfolio Holdings Transactions

NOTE 5—Plan of Reorganization

On April 30, 2015, the Boards approved an Agreement and Plan of Reorganization (the “Reorganization”) between Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, (the “Acquired Fund”). The Reorganization occurred on September 4, 2015. The Reorganization provided for the Acquired Fund’s Institutional, Investor, Administrative and Classic shares to transfer all of its assets, subject to its liabilities, to the corresponding Institutional, Investor,Administrative and Participant shares, respectively, of Dreyfus NewYork Municipal Cash Management, in exchange for equal value to the assets less liabilities of the Acquired Fund. The respective class of shares of Dreyfus NewYork Municipal Cash Management was then distributed to the Acquired Fund’s shareholders on a pro rata basis in liquidation of the Acquired Fund.

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	184,210,000	212,030,000
Dreyfus New York Municipal Cash Management	286,430,000	181,645,000
Dreyfus Tax Exempt Cash Management	428,105,000	784,860,000
Dreyfus California AMT—Free Municipal Cash Management	305,345,000	295,545,000
Dreyfus New York AMT—Free Municipal Cash Management	26,300,000	28,000,000

The Funds 79

INFORMATION ABOUT THE RENEWAL OF EACH
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Boards of Trustees (the “Board”) held on April 30, 2015, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. For each fund, Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 28, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds.

The Board discussed the results of the performance comparisons for each fund and noted the following:

For Dreyfus Cash Management, the fund’s total return performance was within four basis points of the Performance Group median for all periods and above the Performance Universe median for all periods;

For Dreyfus Government Cash Management, the fund’s total return performance was at or within two basis points of the Performance Group median and at or above the Performance Universe median for the various periods;

For Dreyfus Government Prime Cash Management, the fund’s total return performance was within three basis points of the Performance Group median for all periods and above or within one basis point of the Performance Universe median for the various periods;

For Dreyfus Treasury & Agency Cash Management, the fund’s total return performance was at or within three basis points of the Performance Group median for the various periods and was at or above the Performance Universe median for the various periods;

For Dreyfus Treasury Prime Cash Management, the fund’s total return performance was at or within two basis points of the Performance Group median for the various periods and at or within one basis point of the Performance Universe median for the various periods;

For Dreyfus Tax Exempt Cash Management, the fund’s total return performance was at or within two basis points of the Performance Group median for the various periods and above or within one basis point of the Performance Universe median for the various periods;

For Dreyfus Municipal Cash Management Plus, the fund’s total return performance was above or within one basis point of the Performance Group median for the various periods and above or within one basis point of the Performance Universe median for the various periods;

For Dreyfus NewYork Municipal Cash Management, the fund’s total return performance was above or within three basis points of the Performance Group median for the various periods and above or within one basis point of the Performance Universe median for the various periods;

For Dreyfus NewYork AMT-Free Municipal Cash Management, the fund’s total return performance was within four basis points of the Performance Group median for the various periods and above or within one basis point of the Performance Universe median for the various periods;

For Dreyfus California AMT-Free Municipal Cash Management, the fund’s total return performance was at or within one basis point of the Performance Group median for the various periods and above or within one basis point of the Performance Universe median for the various periods.

For each fund, the Board also reviewed the range of actual and contractual management fees and total expenses of the fund’s Expense Group and Expense Universe funds and discussed the results of the comparisons:

For Dreyfus Cash Management, the fund’s contractual management fee was at the Expense Group median and the actual management fee and total expenses were below the Expense Group and Expense Universe medians;

For Dreyfus Government Cash Management, the fund’s contractual management fee was above the Expense Group median and the actual management fee and total expenses were below the Expense Group and Expense Universe medians;

For Dreyfus Government Prime Cash Management, the fund’s contractual management fee was below the Expense Group median and the actual management fee and total expenses were below the Expense Group and Expense Universe medians;

For Dreyfus Treasury & Agency Cash Management, the fund’s contractual management fee was above the Expense Group median, the actual management fee was slightly above the Expense Group and Expense Universe medians, and the total expenses were slightly below the Expense Group and Expense Universe medians;

For Dreyfus Treasury Prime Cash Management, the fund’s contractual management fee was at the Expense Group median, the actual management fee was below the Expense Group median and above the Expense Universe median, and the total expenses were below the Expense Group and Expense Universe medians;

For Dreyfus Tax Exempt Cash Management, the fund’s contractual management fee was at the Expense Group median, the actual management fee was at the Expense Group median and below the Expense Universe median, and the total expenses were at the Expense Group and Expense Universe medians;

The Funds 81

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

For Dreyfus Municipal Cash Management Plus, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group median and below the Expense Universe median, and the total expenses were above the Expense Group and Expense Universe medians;

For Dreyfus NewYork Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group and Expense Universe medians, and the total expenses were above the Expense Group and Expense Universe medians;

For Dreyfus NewYork AMT-Free Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median, the actual management fee was at the Expense Group and Expense Universe medians, and the total expenses were above the Expense Group and Expense Universe medians; and

For Dreyfus California AMT-Free Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group and Expense Universe medians, and the total expenses were slightly above the Expense Group median and below the Expense Universe median.

For each fund, the Board considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Other Dreyfus Fund Fees. For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was rea- sonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the relevant Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew each Agreement.

The Funds 83

For More Information

Dreyfus Cash Management Funds	Transfer Agent &
200 Park Avenue	Dividend Disbursing Agent
New York, NY 10166	Dreyfus Transfer, Inc.
Manager	200 Park Avenue
New York, NY 10166
The Dreyfus Corporation
200 Park Avenue	Distributor
New York, NY 10166	MBSC Securities Corporation
Custodian	200 Park Avenue
New York, NY 10166
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX
Dreyfus Government
Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX
Dreyfus Treasury & Agency
Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX
Dreyfus New York
Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX
Dreyfus California AMT-Free
Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX
Dreyfus New York AMT-Free
Municipal Cash Management	DYIXX	DYVXX	DDVXX						DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621
E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and e-mail requests for information or literature.
Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Prime Cash Management

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	September 23, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	September 23, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)